UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity®
AMT Tax-Free Money
Fund

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.29%	$ 1,000.00	$ 1,000.10	$ 1.44
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.36	$ 1.45

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .34% and the expenses paid in the actual and hypothetical examples above would have been $1.69 and $1.71, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/10	% of fund's investments 8/31/09	% of fund's investments 2/28/09
0 - 30	83.9	81.4	74.7
31 - 90	5.6	4.1	6.7
91 - 180	8.0	5.6	8.5
181 - 397	2.5	8.9	10.1
Weighted Average Maturity
	2/28/10	8/31/09	2/28/09
Fidelity AMT Tax-Free Money Fund	24 Days	42 Days	40 Days
All Tax-Free Money Market Funds Average*	27 Days	32 Days	26 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
Variable Rate Demand Notes (VRDNs) 71.3%	Variable Rate Demand Notes (VRDNs) 73.3%
Commercial Paper (including CP Mode) 8.7%	Commercial Paper (including CP Mode) 7.3%
Tender Bonds 0.7%	Tender Bonds 2.5%
Municipal Notes 8.9%	Municipal Notes 10.8%
Fidelity Tax-Free Cash Central Fund 7.5%	Fidelity Tax-Free Cash Central Fund 2.8%
Other Investments 3.0%	Other Investments 3.2%
Net Other Assets† (0.1)%	Net Other Assets 0.1%

† Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.18%, LOC Wachovia Bank NA, VRDN (a)	$ 12,400	$ 12,400
Mobile Spl. Care Facilities Fing. Auth. Rev. (Infirmary Health Sys., Inc.) Series 2010 B, 0.16%, LOC Deutsche Bank Ag New York Bnch, VRDN (a)	3,000	3,000
		15,400
Alaska - 1.2%
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.2%, VRDN (a)	21,000	21,000
Series 1994 B, 0.18% (ConocoPhillips Guaranteed), VRDN (a)	4,100	4,100
		25,100
Arizona - 2.3%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,800	4,800
Series 2008 C, 0.17%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,810	2,810
Series 2008 E, 0.23%, LOC Landesbank Baden-Wuert, VRDN (a)	8,100	8,100
(Catholic Healthcare West Proj.) Series 2005 B, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	3,780	3,780
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.18%, LOC Bank of America NA, VRDN (a)	4,150	4,150
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.23% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (a)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrance Apts. Proj.) Series 1999 A, 0.22%, LOC Freddie Mac, VRDN (a)	6,100	6,100
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	1,000	1,004
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,115	2,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series ROC II R 11712, 0.2% (Liquidity Facility Citibank NA) (a)(d)	$ 1,000	$ 1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.2%, LOC Bank of America NA, VRDN (a)	3,500	3,500
		49,254
California - 4.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 07 0053, 0.2% (Liquidity Facility Citibank NA) (a)(d)	3,465	3,465
California Gen. Oblig.:
Series 2003 A1, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Series 2004 A4, 0.14%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	3,000	3,000
Series 2004 A5, 0.1%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	1,500	1,500
0.32% 3/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	3,800	3,800
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.1%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	1,000	1,000
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R 10397, 0.2% (Liquidity Facility Citibank NA) (a)(d)	3,980	3,980
Series 2008 B3, 0.21% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,600	3,600
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	31,100	31,274
Los Angeles Gen. Oblig. TRAN Series 2009, 2.5% 4/28/10	13,600	13,644
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	6,100	6,138
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.13%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,000	4,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.2% (Liquidity Facility Citibank NA) (a)(d)	9,430	9,430
Orange County Apt. Dev. Rev. (Larkspur Canyon Apts. Proj.) Series 1997 A, 0.18%, LOC Fannie Mae, VRDN (a)	200	200
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.21% (Liquidity Facility Citibank NA) (a)(d)	6,990	6,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.2% (Liquidity Facility Citibank NA) (a)(d)	$ 2,880	$ 2,880
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.17%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,250	1,250
		97,151
Colorado - 2.0%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.51%, LOC JPMorgan Chase Bank, VRDN (a)	1,045	1,045
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,685	1,685
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series Putters 2999, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,245	6,245
(Catholic Health Initiatives Proj.) Series 2004 B:
0.18% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,600	2,600
0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,600	3,600
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN Series EGL 07 0040, 0.21% (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
0.22% 3/31/10, LOC Wells Fargo Bank NA, CP	6,665	6,665
Colorado Springs Utils. Rev. Series 2000 A, 0.19%, VRDN (a)	7,225	7,225
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.18%, LOC Wachovia Bank NA, VRDN (a)	2,500	2,500
		43,265
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.85% tender 3/11/10, CP mode	5,000	5,000
Connecticut Gen. Oblig.:
BAN Series 2009 A, 2% 4/28/10	6,100	6,115
Series 2004 A, 0.21% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.2% (Liquidity Facility Citibank NA) (a)(d)	$ 4,300	$ 4,300
(Trinity College Proj.) Series L, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	1,900	1,900
(Wesleyan Univ. Proj.) Series D, 0.21% (Liquidity Facility Bank of America NA), VRDN (a)	1,000	1,000
(Yale Univ. Proj.) Series X2, 0.15%, VRDN (a)	5,500	5,500
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Series 2005 D4, 0.21% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	3,915	3,915
Series 2005 D6, 0.21% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	1,380	1,380
Series 2005 E4, 0.21% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	4,180	4,180
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	7,300	7,347
		44,637
Delaware - 0.5%
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.):
Series 2009 B, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,515	2,515
Series 2009 C, 0.13%, LOC Wachovia Bank NA, VRDN (a)	2,900	2,900
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.21%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
		10,415
District Of Columbia - 2.1%
District of Columbia Gen. Oblig. Series 2001 C, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	1,600	1,600
District of Columbia Rev.:
(Ctr. For Strategic & Int'l. Studies Proj.) Series 2008, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,730	6,730
(The AARP Foundation Proj.) Series 2004, 0.2%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(The Pew Charitable Trust Proj.) Series 2008 A, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	15,000	15,000
(The Phillips Collection Issue Proj.) Series 2003, 0.2%, LOC Bank of America NA, VRDN (a)	4,035	4,035
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	$ 4,900	$ 4,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.2%, LOC Bank of America NA, VRDN (a)	11,400	11,400
		45,265
Florida - 7.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.2% tender 3/3/10, LOC Bank of America NA, CP mode	6,200	6,200
Florida Board of Ed. Lottery Rev. Bonds Series 2007 A, 5% 7/1/10	2,735	2,776
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.21% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,310	3,310
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.19%, LOC Fannie Mae, VRDN (a)	1,100	1,100
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/10	5,000	5,074
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.2%, LOC Bank of America NA, VRDN (a)	9,335	9,335
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.29% tender 3/3/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.2%, LOC Fannie Mae, VRDN (a)	2,650	2,650
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17 Issue 2, 5.25% 10/1/10	6,050	6,215
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2009 B, 3% 10/1/10	4,130	4,190
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.19%, VRDN (a)	2,000	2,000
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.22%, LOC Bank of America NA, VRDN (a)	4,400	4,400
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 B, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	6,905	6,905
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.2%, LOC Bank of America NA, VRDN (a)	16,300	16,300
(Hanley Ctr. Proj.) Series 2006, 0.2%, LOC Bank of America NA, VRDN (a)	7,455	7,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(King's Academy, Inc. Proj.) Series 2006, 0.18%, LOC Wachovia Bank NA, VRDN (a)	$ 1,600	$ 1,600
(Morse Oblig. Group Proj.) Series 2003, 0.18%, LOC TD Banknorth, NA, VRDN (a)	6,345	6,345
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.2%, LOC Bank of America NA, VRDN (a)	2,200	2,200
Palm Beach County School District RAN Series 2009, 0.85% 3/10/10	9,200	9,200
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	5,100	5,100
Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (a)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,000	1,000
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	4,300	4,316
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.19%, VRDN (a)	1,600	1,600
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.) Series 2005 A1, 0.18%, LOC Wachovia Bank NA, VRDN (a)	8,000	8,000
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	3,400	3,400
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.2%, LOC Bank of America NA, VRDN (a)	10,580	10,580
Sunshine State Govt. Fing. Commission Rev. Series L, 0.23% 3/2/10, LOC Dexia Cr. Local de France, CP	10,300	10,300
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.2%, LOC Fannie Mae, VRDN (a)	1,050	1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,670	4,670
		169,371
Georgia - 1.3%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.18%, LOC Wachovia Bank NA, VRDN (a)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.13%, VRDN (a)	$ 2,700	$ 2,700
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.2%, LOC Freddie Mac, VRDN (a)	5,225	5,225
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (a)	4,300	4,300
Georgia Road & Thruway Auth. Rev. Bonds Series 2009 A, 2.5% 6/1/10	2,000	2,010
Muni. Elec. Auth. of Georgia:
BAN (Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	3,400	3,402
Series 1985 B, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,800	3,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.19%, LOC Fannie Mae, VRDN (a)	2,100	2,100
		28,237
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Illinois - 4.3%
Chicago Board of Ed. Series 2009 A1, 0.19%, LOC Harris NA, VRDN (a)	5,000	5,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Putters 3448, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,805	2,805
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	2,200	2,200
DuPage County Rev. (Morton Arboretum Proj.) 0.2%, LOC Bank of America NA, VRDN (a)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	19,200	19,200
(Clare Oaks Proj.) Series C, 0.18%, LOC Banco Santander SA, VRDN (a)	11,300	11,300
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,100	$ 1,100
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
(Saint Xavier Univ. Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.23% (Liquidity Facility Wells Fargo & Co.) (a)(d)	6,000	6,000
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.22%, LOC Bank of America NA, VRDN (a)	7,180	7,180
		94,085
Indiana - 3.5%
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Series 2008 F, 0.18%, LOC Bank of New York, New York, VRDN (a)	7,140	7,140
Series 2008 G, 0.18%, LOC Bank of New York, New York, VRDN (a)	6,250	6,250
Series 2008 J, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	1,425	1,425
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Foundation of Northwest Indiana Proj.) Series 2008, 0.18%, LOC Harris NA, VRDN (a)	6,800	6,800
(Cmnty. Health Network Proj.) Series 2009 B, 0.17%, LOC Nat'l. City Bank Cleveland, VRDN (a)	9,000	9,000
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.2%, LOC Harris NA, VRDN (a)	16,600	16,600
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.21%, LOC Royal Bank of Scotland PLC, VRDN (a)	8,400	8,400
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.2%, LOC Bank of America NA, VRDN (a)	5,540	5,540
		76,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - 1.0%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.29%, VRDN (a)	$ 15,000	$ 15,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.18%, VRDN (a)	6,915	6,915
		21,915
Kansas - 0.1%
Kansas Dept. of Trans. Hwy. Rev. Series 2002 D, 0.18% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	305	305
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	2,900	2,904
		3,209
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 150, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	20,670	20,670
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	7,940	7,940
		28,610
Maine - 0.7%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.21%, LOC KBC Bank NV, VRDN (a)	5,760	5,760
Series 2008 B, 0.21%, LOC KBC Bank NV, VRDN (a)	2,000	2,000
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,020	7,020
		14,780
Maryland - 3.2%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.21%, LOC BNP Paribas SA, VRDN (a)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.2%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	8,435	8,435
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.23%, LOC Fannie Mae, VRDN (a)	1,200	1,200
Maryland Econ. Dev. Corp. Rev. (Constellation Energy Group, Inc. Proj.) Series 2006 A, 0.19%, LOC Wachovia Bank NA, VRDN (a)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.18%, LOC Bank of America NA, VRDN (a)	$ 13,900	$ 13,900
(Howard County Gen. Hosp. Proj.) Series 2008, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,250	9,250
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.2%, LOC Bank of America NA, VRDN (a)	3,500	3,500
Series 2007 D, 0.18%, LOC Wachovia Bank NA, VRDN (a)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 B, 0.18%, LOC Bank of America NA, VRDN (a)	18,250	18,250
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.2%, LOC Bank of America NA, VRDN (a)	2,330	2,330
Washington Suburban San. District Bonds (Sewage Disp. Proj.) Series 2005, 5% 6/1/10	2,000	2,023
		70,588
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2008 A1, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,000	10,000
Series 2008 A2, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,700	3,700
Massachusetts Dev. Fin. Agcy. Rev. (Childrens Museum Proj.) Series 2006, 0.16%, LOC RBS Citizens NA, VRDN (a)	1,000	1,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series DCL 08 42, 0.3% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	3,000	3,000
Series SG 126, 0.17% (Liquidity Facility Societe Generale) (a)(d)	2,000	2,000
Series 2001 B, 0.19% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
Series 2001 C, 0.19% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,115	4,115
Series 2005 A, 0.19% (Liquidity Facility Citibank NA), VRDN (a)	18,635	18,635
Series 2006 A, 0.17% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,200	3,200
Massachusetts Health & Edl. Facilities Auth. Rev. (Stonehill College Proj.) Series 2008 K, 0.14%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.8% tender 3/1/10, CP mode	$ 3,100	$ 3,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.21% (Liquidity Facility Bank of America NA) (a)(d)	6,680	6,680
Series EGL 07 0031, 0.2% (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Series Putters 2479Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,100	3,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	1,700	1,700
		66,530
Michigan - 1.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.38%, LOC RBS Citizens NA, VRDN (a)	9,700	9,700
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Series 5, 0.25% 3/25/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	3,670	3,670
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B2, 0.24%, tender 4/27/10 (a)	3,700	3,700
Michigan State Univ. Revs. 0.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,500	1,500
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.2%, LOC Bank of America NA, VRDN (a)	1,900	1,900
(Van Andel Research Institute Proj.) Series 2008, 0.18%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.23%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,300	4,300
		27,870
Minnesota - 0.5%
Oak Park Heights Multi-Fam Rev. 0.26%, LOC Freddie Mac, VRDN (a)	3,265	3,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Paul City Port Auth. District Heating Rev. Series 2009 7Q, 0.2%, LOC Deutsche Bank AG, VRDN (a)	$ 1,300	$ 1,300
Univ. of Minnesota Series 2001 C, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,250	6,250
		10,815
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	4,800	4,800
Missouri - 1.3%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	4,200	4,200
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.17%, LOC Bank of America NA, VRDN (a)	13,205	13,205
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A2, 0.12%, LOC Wells Fargo Bank NA, VRDN (a)	6,660	6,660
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		29,065
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,600	5,600
Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2008 D1, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	11,420	11,420
Series 2008 D2, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	2,800	2,800
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.2% (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series 2008 A:
0.27% 5/6/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	3,700	3,700
0.45% 3/10/10, LOC BNP Paribas SA, CP	4,000	4,000
		24,720
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.14%, VRDN (a)	$ 4,000	$ 4,000
New Jersey - 1.1%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V5, 0.17%, LOC Wachovia Bank NA, VRDN (a)	2,100	2,100
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	20,600	20,727
		22,827
New Mexico - 0.4%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.18%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,400	3,400
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	4,500	4,500
		7,900
New York - 1.7%
New York City Gen. Oblig. Series 2004 H3, 0.17%, LOC Bank of New York, New York, VRDN (a)	3,480	3,480
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B2, 0.14% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,990	1,990
Series 7, 0.3% 5/3/10, CP	3,300	3,300
Series 8, 0.3% 5/13/10, CP	3,900	3,900
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B1, 0.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000	1,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series EGL 07 0003, 0.2% (Liquidity Facility Citibank NA) (a)(d)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.) Series 2009 B, 0.23%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,600	1,600
New York Metropolitan Trans. Auth. Rev. Series C, 0.35% 5/4/10, LOC ABN-AMRO Bank NV, CP	1,600	1,600
		36,370
North Carolina - 2.7%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (a)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Greensboro Combined Enterprise Sys. Rev.:
Bonds Series 2009 C, 2% 6/1/10	$ 1,465	$ 1,470
Series 2005 B, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	2,550	2,550
Guilford County Gen. Oblig. Series 2007 B, 0.18% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	6,180	6,180
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.19%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	1,000	1,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.22%, LOC Bank of America NA, VRDN (a)	3,800	3,800
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
(Friends Homes, Inc. Proj.) Series 2003, 0.22%, LOC Bank of America NA, VRDN (a)	6,275	6,275
Orange Wtr. & Swr. Auth. Series 2004 B, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	3,100	3,100
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.2% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Wake County Gen. Oblig.:
Series 2003 B, 0.18% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	2,100	2,100
Series 2003 C, 0.19% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,685	1,685
Series 2007 B, 0.19%, VRDN (a)	5,400	5,400
		58,460
Ohio - 3.6%
Cleveland Wtrwks. Rev. Series 2008 Q, 0.18%, LOC Bank of America NA, VRDN (a)	5,300	5,300
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,360	4,360
Delaware Gen. Oblig. BAN 1.5% 4/28/10	3,685	3,689
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.18%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,995	1,995
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2000, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,410	$ 1,410
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	3,000	3,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	28,750	28,750
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.3%, VRDN (a)	2,000	2,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.18%, LOC Wachovia Bank NA, VRDN (a)	3,000	3,000
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.26% tender 5/6/10, CP mode	9,200	9,200
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3591, 0.14% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,495	1,495
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series BC 09 35W, 0.16% (Liquidity Facility Barclays Bank PLC) (a)(d)	8,000	8,000
		79,199
Oklahoma - 0.0%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.2%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Class F, 0.38% tender 6/8/10, CP mode	5,000	5,000
Series 2003 D, 0.35% tender 8/6/10, CP mode	4,000	4,000
Series F, 0.35% tender 7/14/10, CP mode	10,000	10,000
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 B, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000	1,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
		25,000
Pennsylvania - 7.6%
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.18%, LOC Banco Santander SA, VRDN (a)	2,600	2,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.18%, LOC Bank of America NA, VRDN (a)	$ 7,300	$ 7,300
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	6,500	6,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.17%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	10,000	10,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000	2,000
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.18%, LOC Banco Santander SA, VRDN (a)	3,300	3,300
(White Horse Village Proj.) Series 2006 B, 0.23%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,800	1,800
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	200	200
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700	3,700
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,795	4,795
Lower Merion School District Series 2009 B, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,300	4,300
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.2%, LOC Banco Santander SA, VRDN (a)	4,125	4,125
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,585	2,585
Montgomery County Indl. Dev. Auth. Rev. (Archdiocese of Philadelphia Proj.) Series 2008 A, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000	5,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.2%, LOC Fannie Mae, VRDN (a)	4,990	4,990
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,700	5,700
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,835	2,835
Pennsylvania Gen. Oblig. TAN 1.5% 6/30/10	24,000	24,096
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.17%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	$ 6,640	$ 6,640
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.17%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	6,300	6,300
(Mercyhurst College Proj.) Series 12, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,170	2,170
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.18%, LOC Bank of America NA, VRDN (a)	5,500	5,500
Series 2008 B5, 0.2%, LOC Bank of America NA, VRDN (a)	6,900	6,900
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.16%, LOC Wachovia Bank NA, VRDN (a)	3,700	3,700
Philadelphia School District Series 2008 B3, 0.18%, LOC Wachovia Bank NA, VRDN (a)	4,600	4,600
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,815	3,815
Somerset County Gen. Oblig. Series 2009 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,450	3,450
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series 2005 C, 0.19%, LOC Nat'l. City Bank Cleveland, VRDN (a)	12,465	12,465
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,200	14,200
		165,566
South Carolina - 5.9%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (a)	7,700	7,700
Series A, 0.19% (Liquidity Facility Bank of America NA), VRDN (a)	4,000	4,000
Greenville County School District Bonds Series D, 2% 6/1/10	17,000	17,066
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.18%, LOC Wachovia Bank NA, VRDN (a)	9,000	9,000
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	10,900	10,914
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.2%, LOC Bank of America NA, VRDN (a)	7,731	7,731
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (a)	4,805	4,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.25%, LOC Bank of America NA, VRDN (a)	$ 3,600	$ 3,600
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	4,500	4,500
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series ROC II R 11426, 0.21% (Liquidity Facility Citibank NA) (a)(d)	3,900	3,900
Series Solar 07 70, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	20,505	20,505
0.19% 3/10/10, CP	4,148	4,148
0.27% 3/4/10, CP	2,642	2,642
0.28% 4/7/10, CP	6,924	6,924
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.19%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Spartanburg County School District #1 Bonds Series Solar 06 152, 0.19%, tender 3/5/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,560	10,560
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	5,200	5,212
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.9% tender 3/1/10, CP mode	3,750	3,750
		128,957
Tennessee - 1.2%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.24%, LOC Bank of America NA, VRDN (a)	7,100	7,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.22%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.24%, LOC Bank of America NA, VRDN (a)	8,920	8,920
		25,920
Texas - 12.4%
Austin Independent School District Participating VRDN Series Putters 3554, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,045	7,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Comal Independent School District Participating VRDN Series Solar 06 36, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 13,170	$ 13,170
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.21% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,140	10,140
Galena Park Independent School District Participating VRDN Series SG 154, 0.23% (Liquidity Facility Societe Generale) (a)(d)	9,900	9,900
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.2% (Liquidity Facility Citibank NA) (a)(d)	7,955	7,955
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.21%, LOC Compass Bank, VRDN (a)	9,370	9,370
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.38%, LOC Compass Bank, VRDN (a)	3,600	3,600
Houston Gen. Oblig. TRAN Series 2009, 2% 6/30/10	4,000	4,020
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,150	7,150
Houston Util. Sys. Rev.:
Participating VRDN Series Solar 06 70, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,000	4,000
Series 2004 B3, 0.19%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (a)	2,165	2,165
Series 2008 A1, 0.19%, LOC Bank of America NA, VRDN (a)	22,100	22,100
Series B1, 0.23% 3/9/10, LOC JPMorgan Chase Bank, CP	4,000	4,000
Judson Independent School District Participating VRDN Series MS 06 1859, 0.19% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.23% (Liquidity Facility Deutsche Bank AG) (a)(d)	6,095	6,095
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.11% (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,100	1,100
Mansfield Independent School District Participating VRDN Series PT 4627, 0.2% (Liquidity Facility Deutsche Postbank AG) (a)(d)	10,825	10,825
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460	4,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.19% (Liquidity Facility Wells Fargo & Co.) (a)(d)	$ 2,920	$ 2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.18% (Liquidity Facility Societe Generale) (a)(d)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3344, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,215	3,215
Series 2003, 0.23% (Liquidity Facility Bank of America NA), VRDN (a)	8,500	8,500
Series A:
0.27% 3/4/10, CP	12,660	12,660
0.28% 4/6/10, CP	5,300	5,300
0.29% 3/4/10, CP	4,200	4,200
San Antonio Gen. Oblig. Series A, 0.23% 4/8/10, LOC Bank of America NA, CP	4,830	4,830
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.28% 4/6/10, CP	1,418	1,418
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,245	2,245
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.24%, LOC Compass Bank, VRDN (a)	9,225	9,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.18%, VRDN (a)	5,430	5,430
Texas Gen. Oblig. TRAN Series 2009, 2.5% 8/31/10	40,000	40,405
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.21% (Liquidity Facility Societe Generale) (a)(d)	10,470	10,470
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.16%, LOC Bank of Scotland PLC, VRDN (a)	19,730	19,730
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 0.2% (Liquidity Facility Citibank NA) (a)(d)	3,680	3,680
		268,763
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 3% 7/1/10	1,200	1,211
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1997 B1, 0.3% 4/9/10 (Liquidity Facility Bank of Nova Scotia), CP	$ 4,400	$ 4,400
Series 1997 B2, 0.32% 6/7/10 (Liquidity Facility Bank of Nova Scotia), CP	2,800	2,800
		9,411
Virginia - 2.9%
Albemarle County Indl. Dev. Auth. Health Srv 0.18%, LOC Wachovia Bank NA, VRDN (a)	3,815	3,815
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	1,535	1,535
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (a)	11,500	11,500
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.16%, VRDN (a)	2,000	2,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	5,900	5,900
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.21% (Liquidity Facility Citibank NA) (a)(d)	3,930	3,930
Series ROC II R 11262, 0.21% (Liquidity Facility Citibank NA) (a)(d)	4,880	4,880
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(d)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.21% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.19% (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,720	4,720
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3651, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,225	4,225
		63,565
Washington - 2.1%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	8,615	8,615
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/10	$ 4,610	$ 4,680
King County Swr. Rev.:
Participating VRDN Series ROC II R 11717, 0.2% (Liquidity Facility Citibank NA) (a)(d)	5,645	5,645
Series A, 0.35% 3/4/10 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	3,000	3,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.22%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/10	2,160	2,168
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.19% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,510	2,510
Snohomish County Pub. Util. District #1 Elec. Rev. RAN Series 2009 B, 2% 8/5/10	11,595	11,671
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.19%, LOC Bank of America NA, VRDN (a)	3,150	3,150
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.5%, LOC Bank of America NA, VRDN (a)	1,560	1,560
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.17%, LOC Bank of America NA, VRDN (a)	1,200	1,200
		46,299
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.22%, LOC Bank of America NA, VRDN (a)	10,810	10,810
Wisconsin - 2.1%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,870	4,870
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,300	7,300
Wisconsin Gen. Oblig.:
Bonds Series 1992, 6.25% 5/1/10	3,765	3,801
Series 2005 A, 0.25% 4/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,700	4,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Alexian Brothers Health Sys. Proj.) 0.27% tender 3/1/10, LOC JPMorgan Chase Bank, CP mode	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997, 0.25% 4/7/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 10,884	$ 10,884
Series 2006 A:
0.28% 4/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
0.32% 3/1/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
		45,255
	Shares
Other - 7.5%
Fidelity Tax-Free Cash Central Fund, 0.16% (b)(c)	162,860,900	162,861
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,174,200)		2,174,200
NET OTHER ASSETS - (0.1)%		(1,529)
NET ASSETS - 100%		$ 2,172,671
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 123
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,011,339)	$ 2,011,339
Fidelity Central Funds (cost $162,861)	162,861
Total Investments (cost $2,174,200)		$ 2,174,200
Cash		993
Receivable for investments sold		1,000
Receivable for fund shares sold		1,130
Interest receivable		3,364
Distributions receivable from Fidelity Central Funds		22
Receivable from investment adviser for expense reductions		231
Total assets		2,180,940

Liabilities
Payable for investments purchased	$ 4,095
Payable for fund shares redeemed	3,535
Distributions payable	2
Accrued management fee	635
Other affiliated payables	2
Total liabilities		8,269

Net Assets		$ 2,172,671
Net Assets consist of:
Paid in capital		$ 2,172,436
Accumulated undistributed net realized gain (loss) on investments		235
Net Assets, for 2,170,925 shares outstanding		$ 2,172,671
Net Asset Value, offering price and redemption price per share ($2,172,671 ÷ 2,170,925 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 3,480
Income from Fidelity Central Funds		123
Total income		3,603

Expenses
Management fee	$ 5,002
Independent trustees' compensation	5
Money Market Guarantee Program Fee	65
Total expenses before reductions	5,072
Expense reductions	(1,671)	3,401
Net investment income		202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		183
Net increase in net assets resulting from operations		$ 385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 202	$ 22,678
Net realized gain (loss)	183	275
Net increase in net assets resulting from operations	385	22,953
Distributions to shareholders from net investment income	(202)	(22,679)
Distributions to shareholders from net realized gain	(139)	(910)
Total distributions	(341)	(23,589)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	361,748	1,654,038
Reinvestment of distributions	296	20,969
Cost of shares redeemed	(696,275)	(2,707,864)
Net increase (decrease) in net assets and shares resulting from share transactions	(334,231)	(1,032,857)
Total increase (decrease) in net assets	(334,187)	(1,033,493)

Net Assets
Beginning of period	2,506,858	3,540,351
End of period	$ 2,172,671	$ 2,506,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.007	.024	.034	.029	.018
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.007	.024	.034	.029	.018
Distributions from net investment income	- F	(.007)	(.024)	(.034)	(.029)	(.018)
Distributions from net realized gain	- F	- F	- F	-	-	- F
Total distributions	- F	(.007)	(.024)	(.034)	(.029)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.75%	2.44%	3.41%	2.94%	1.79%
Ratios to Average Net Assets D,E
Expenses before reductions	.44% A	.48%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.29% A	.38%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.29% A	.36%	.26%	.24%	.24%	.27%
Net investment income	.02% A	.79%	2.39%	3.36%	2.88%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$ 2,173	$ 2,507	$ 3,540	$ 3,474	$ 3,333	$ 3,803

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies (Unaudited) - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax cost	$ 2,174,200

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,193.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $478.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's expenses by One Hundred and Sixty Five dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity AMT Tax-Free Money Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMM-USAN-0410
1.790945.106

Fidelity®
Arizona Municipal
Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Fidelity Arizona Municipal Income Fund	.56%
Actual		$ 1,000.00	$ 1,038.50	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Fidelity Arizona Municipal Money Market Fund	.33%
Actual		$ 1,000.00	$ 1,000.05	$ 1.64**
HypotheticalA		$ 1,000.00	$ 1,023.16	$ 1.66**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Arizona Municipal Money Market Fund would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.53 and $2.56, respectively.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.2	21.8
Special Tax	17.9	18.6
Water & Sewer	17.8	17.5
Electric Utilities	13.4	13.1
Education	9.9	9.4
Weighted Average Maturity as of February 28, 2010
		6 months ago
Years	7.8	8.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	8.3	8.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
AAA 3.1%	AAA 3.0%
AA,A 73.5%	AA,A 74.9%
BBB 16.7%	BBB 17.7%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 1.2%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 90.2%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,748,970
5.75% 7/1/23	250,000	289,535
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,216,654
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,078,200
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,746,649
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,068,200
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,344,294
5% 7/1/32	470,000	470,724
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,035,590
Series 2007 B, 0.9779% 1/1/37 (b)	1,000,000	673,830
Series 2008 A, 5.25% 1/1/31	1,000,000	1,007,580
Series 2008 D, 6% 1/1/27	1,000,000	1,078,810
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,110,530
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,062,060
Arizona School Facilities Board Rev. Series 2005, 5% 7/1/13	1,225,000	1,381,102
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,275,252
Arizona State Univ. Nanotechnology LLC Lease Rev. Series 2009 A, 5% 3/1/34 (Assured Guaranty Corp. Insured)	1,000,000	1,011,550
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,007,370
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 B1, 6.15% 5/1/29 (c)	500,000	511,605
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	438,768
Series 2008 A, 5% 7/1/33	2,000,000	2,097,020
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	500,000	551,745
Series 2008 A, 5% 10/1/23	2,000,000	2,253,740
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev.: - continued
Series 2009 A, 5% 10/1/29	$ 1,000,000	$ 1,089,690
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	524,965
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,319,745
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,002,263
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,090,258
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,587,250
Dysart Unified School District #89 Gen. Oblig. (School Impt. Proj.) Series 2007 A, 5% 7/1/26 (FGIC Insured) (FSA Insured)	1,325,000	1,394,602
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. Series 2004, 4.9% 4/1/19	1,025,000	1,025,103
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,057,470
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,039,126
Series 2005, 5% 12/1/35	1,000,000	886,330
Series 2007, 5% 12/1/27	1,000,000	924,510
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,167,370
7% 7/1/33	1,000,000	1,086,920
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,710,634
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,078,650
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,786,261
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	545,000	546,826
Series 2007 A, 5% 7/1/16	1,000,000	1,059,380
Series 2009 A, 6% 7/1/39	1,000,000	1,052,410
Series A, 5.25% 7/1/32	1,000,000	996,020
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,009,480
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,001,370
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,079,390
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	$ 1,000,000	$ 979,160
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,116,160
5% 7/1/24 (FGIC Insured)	3,000,000	3,310,800
Navajo County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	2,000,000	2,059,300
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,232,742
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,169,565
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,010,110
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,109,735
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,715,100
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	594,198
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,870
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,346,750
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) Series 2004, 5% 7/1/20	1,000,000	1,091,600
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,840,843
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	795,025
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,240
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,187,660
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,590,945
Series 2005:
4.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	159,470
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.: - continued
Series 2005:
5% 7/1/20	$ 5,000,000	$ 5,401,800
5% 7/1/29	1,750,000	1,814,418
Series 2009 A, 5% 7/1/39	2,000,000	2,052,360
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	1,060,000	1,135,673
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,003
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	735,000	787,031
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	988,351
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,077,400
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,070,910
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,027,330
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,373,915
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,079,390
5% 7/1/20 (FGIC Insured)	1,000,000	1,072,110
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	922,015
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,193,535
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	1,500,000	1,614,915
5% 1/1/21	290,000	312,217
5% 1/1/31	1,995,000	2,048,805
Series 2005 A, 5% 1/1/35	3,000,000	3,094,590
Series 2006 A, 5% 1/1/37	5,690,000	5,854,609
Series 2008 A:
5% 1/1/24	1,075,000	1,185,295
5% 1/1/38	5,400,000	5,597,802
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,891,310
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	$ 355,000	$ 338,698
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,113,756
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,285,212
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,900
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,572,096
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	160,000	163,637
Tucson Ctfs. of Prtn. Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,083,390
Tucson Gen. Oblig. Series 2005:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250,000	3,682,315
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295,000	3,649,641
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,099,945
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,298,436
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	216,680
5.25% 7/1/15	1,000,000	1,042,300
Series 2005, 5% 7/1/16	1,735,000	1,769,492
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	302,388
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,076,754
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	403,729
Series 2008 A, 5% 6/1/22	1,315,000	1,451,168
Series 2009 A, 5% 6/1/39	1,000,000	1,025,990
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4%, tender 6/1/10 (b)(c)	1,000,000	1,004,370
		153,648,755
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	522,340
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 5.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 700,000	$ 706,251
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	713,279
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/17	1,000,000	1,027,760
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	737,681
Series 2003 A, 5.25% 7/1/14	275,000	290,422
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	1,038,380
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,055,240
Series 2006 C, 5.25% 1/1/15 (c)	500,000	522,030
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	328,926
Series M2, 5.75%, tender 7/1/17 (b)	200,000	209,218
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	3,200,000	467,264
Series 2009 A, 6% 8/1/42	1,300,000	1,358,838
		8,455,289
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	301,575
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	500,000	447,925
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/27	1,000,000	968,390
		1,717,890
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $162,768,534)	164,344,274
NET OTHER ASSETS - 3.5%	5,966,919
NET ASSETS - 100%	$ 170,311,193
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	22.2%
Special Tax	17.9%
Water & Sewer	17.8%
Electric Utilities	13.4%
Education	9.9%
Health Care	9.0%
Others* (individually less than 5%)	9.8%
100.0%
*Includes net other assets
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $397,926 all of which will expire on August 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $162,768,534)		$ 164,344,274
Cash		4,928,801
Receivable for fund shares sold		78,089
Interest receivable		1,553,890
Other receivables		553
Total assets		170,905,607

Liabilities
Payable for fund shares redeemed	$ 314,349
Distributions payable	202,635
Accrued management fee	77,430
Total liabilities		594,414

Net Assets		$ 170,311,193
Net Assets consist of:
Paid in capital		$ 169,165,870
Undistributed net investment income		29,030
Accumulated undistributed net realized gain (loss) on investments		(459,447)
Net unrealized appreciation (depreciation) on investments		1,575,740
Net Assets, for 15,016,510 shares outstanding		$ 170,311,193
Net Asset Value, offering price and redemption price per share ($170,311,193 ÷ 15,016,510 shares)		$ 11.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 3,460,235

Expenses
Management fee	$ 452,562
Independent trustees' compensation	288
Miscellaneous	317
Total expenses before reductions	453,167
Expense reductions	(1,437)	451,730
Net investment income		3,008,505
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		77,311
Change in net unrealized appreciation (depreciation) on investment securities		3,031,716
Net gain (loss)		3,109,027
Net increase (decrease) in net assets resulting from operations		$ 6,117,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,008,505	$ 5,302,836
Net realized gain (loss)	77,311	(538,126)
Change in net unrealized appreciation (depreciation)	3,031,716	1,113,163
Net increase (decrease) in net assets resulting from operations	6,117,532	5,877,873
Distributions to shareholders from net investment income	(3,005,737)	(5,294,897)
Distributions to shareholders from net realized gain	-	(409,050)
Total distributions	(3,005,737)	(5,703,947)
Share transactions Proceeds from sales of shares	36,807,433	65,045,430
Reinvestment of distributions	1,781,910	3,572,863
Cost of shares redeemed	(26,448,488)	(57,178,441)
Net increase (decrease) in net assets resulting from share transactions	12,140,855	11,439,852
Redemption fees	5,941	7,310
Total increase (decrease) in net assets	15,258,591	11,621,088

Net Assets
Beginning of period	155,052,602	143,431,514
End of period (including undistributed net investment income of $29,030 and undistributed net investment income of $26,262, respectively)	$ 170,311,193	$ 155,052,602
Other Information Shares
Sold	3,258,172	6,083,801
Issued in reinvestment of distributions	157,474	336,051
Redeemed	(2,340,461)	(5,472,354)
Net increase (decrease)	1,075,185	947,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 11.04	$ 11.13	$ 11.39	$ 11.59	$ 11.56
Income from Investment Operations
Net investment income D	.207	.425	.419	.418	.417	.417
Net realized and unrealized gain (loss)	.220	.112	(.054)	(.205)	(.149)	.087
Total from investment operations	.427	.537	.365	.213	.268	.504
Distributions from net investment income	(.207)	(.425)	(.418)	(.418)	(.417)	(.419)
Distributions from net realized gain	-	(.033)	(.037)	(.055)	(.051)	(.055)
Total distributions	(.207)	(.458)	(.455)	(.473)	(.468)	(.474)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F	- F
Net asset value, end of period	$ 11.34	$ 11.12	$ 11.04	$ 11.13	$ 11.39	$ 11.59
Total Return B, C	3.85%	5.15%	3.33%	1.87%	2.41%	4.46%
Ratios to Average Net Assets E
Expenses before reductions	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.52%	.48%	.50%	.50%
Net investment income	3.69% A	3.97%	3.76%	3.70%	3.69%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,311	$ 155,053	$ 143,432	$ 129,125	$ 107,024	$ 100,695
Portfolio turnover rate	6% A	19%	22%	15%	22%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/10	% of fund's investments 8/31/09	% of fund's investments 2/28/09
0 - 30	90.5	89.8	90.6
31 - 90	0.0	0.8	0.0
91 - 180	8.9	2.4	6.6
181 - 397	0.6	7.0	2.8
Weighted Average Maturity
	2/28/10	8/31/09	2/28/09
Fidelity Arizona Municipal Money Market Fund	18 Days	30 Days	21 Days
All Tax Free Money Market Funds Average*	27 Days	32 Days	26 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
Variable Rate Demand Notes (VRDNs) 88.1%	Variable Rate Demand Notes (VRDNs) 81.7%
Commercial Paper (including CP Mode) 1.1%	Commercial Paper (including CP Mode) 3.9%
Fidelity Municipal Cash Central Fund 1.1%	Fidelity Municipal Cash Central Fund 2.0%
Other Investments 9.5%	Other Investments 11.3%
Net Other Assets 0.2%	Net Other Assets 1.1%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Arizona - 94.7%
Arizona Board of Regents Arizona State Univ. Rev. Bonds (Tempe Campus Projs.) Series 2009 A, 4% 7/1/10	$ 2,185,000	$ 2,210,551
Arizona Health Facilities Auth. Rev.:
Bonds (Banner Health Proj.) Series 2008 D, 5% 1/1/11	2,000,000	2,074,961
(Banner Health Sys. Proj.):
Series 2008 B, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	13,600,000	13,600,000
Series 2008 C, 0.17%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,410,000	5,410,000
Series 2008 E, 0.23%, LOC Landesbank Baden-Wuert, VRDN (a)	17,600,000	17,600,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	5,130,000	5,130,000
Series 2008 A, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Series 2009 F, 0.17%, LOC Citibank NA, VRDN (a)	11,300,000	11,300,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	2,960,000	2,960,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.27%, LOC Fannie Mae, VRDN (a)(c)	3,645,000	3,645,000
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/10	3,500,000	3,552,998
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	2,000,000	2,017,191
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.2% (Liquidity Facility Deutsche Postbank AG) (a)(d)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.5%, LOC Bank of America NA, VRDN (a)(c)	1,930,000	1,930,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.):
Series 1994 A, 0.17%, LOC KBC Bank NV, VRDN (a)(c)	32,590,000	32,590,000
Series 2009 B, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,610,000	4,610,000
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (a)	6,800,000	6,800,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.27%, LOC Fannie Mae, VRDN (a)(c)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (a)(c)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.23%, LOC Fannie Mae, VRDN (a)(c)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Lucas Apts. Proj.) Series 2003, 0.24%, LOC Fannie Mae, VRDN (a)(c)	$ 1,700,000	$ 1,700,000
(San Martin Apts. Proj.) Series A1, 0.24%, LOC Fannie Mae, VRDN (a)(c)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.23%, LOC Fannie Mae, VRDN (a)(c)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.24%, LOC Fannie Mae, VRDN (a)(c)	10,800,000	10,800,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.35%, LOC Freddie Mac, VRDN (a)(c)	3,500,000	3,500,000
(Village Square Apts. Proj.) Series 2004, 0.27%, LOC Fannie Mae, VRDN (a)(c)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	1,000,000	1,000,000
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 5% 7/1/10 (c)	2,780,000	2,817,889
Phoenix Civic Impt. Corp. Series 2009, 0.27% 3/10/10, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/10	4,000,000	4,060,663
Participating VRDN Series Putters 3458, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,280,000	7,280,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.22%, LOC Freddie Mac, VRDN (a)	3,900,000	3,900,000
(Paradise Lakes Apt. Proj.) Series 2007 B, 0.19%, LOC Wachovia Bank NA, VRDN (a)(c)	18,800,000	18,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.27%, LOC Bank of America NA, VRDN (a)(c)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.4%, LOC Wachovia Bank NA, VRDN (a)(c)	885,000	885,000
(Phoenix Expansion Proj.) Series 2002, 0.81%, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,105,000	2,105,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Plastican Proj.) Series 1997, 0.5%, LOC Bank of America NA, VRDN (a)(c)	$ 1,835,000	$ 1,835,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	6,410,000	6,410,000
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	4,000,000	4,017,470
Pima County Gen. Oblig. Bonds:
Series 2009 A, 2% 7/1/10	3,700,000	3,718,569
Series 2009, 4% 7/1/10	4,000,000	4,046,792
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 0.25%, LOC Fannie Mae, VRDN (a)(c)	6,000,000	6,000,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(d)	3,400,000	3,400,000
Series MS 3078, 0.22% (Liquidity Facility Morgan Stanley) (a)(d)	3,900,000	3,900,000
Series ROC II R 11712, 0.2% (Liquidity Facility Citibank NA) (a)(d)	3,635,000	3,635,000
Series WF 09 40C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,900,000	3,900,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	11,195,000	11,195,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	8,026,000	8,026,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,000,000	4,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.2%, LOC Bank of America NA, VRDN (a)	7,600,000	7,600,000
Tempe Transit Excise Tax Rev. Series 2006, 0.2% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,475,000	25,475,000
Tucson Gen. Oblig. Bonds Series 2002, 5% 7/1/10	2,385,000	2,421,315
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A, 6% 6/1/10	1,000,000	1,013,833
Series 2008 B, 4% 6/1/10	1,675,000	1,689,898
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.17%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Yavapai County Indl. Dev. Auth.: - continued
(Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 0.2%, LOC UBS AG, VRDN (a)	$ 1,500,000	$ 1,500,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)(c)	10,000,000	10,000,000
		334,462,805
California - 0.3%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	1,000,000	1,000,000
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.29%, LOC Commerzbank AG, VRDN (a)(c)	400,000	400,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(c)	1,400,000	1,400,000
Pennsylvania - 0.7%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,585,000	1,585,000
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.2%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
		2,585,000
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,900,000	3,900,000
Texas - 1.3%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series 2002 A, 0.22%, LOC Citibank NA, VRDN (a)(c)	3,700,000	3,700,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	1,000,000	1,000,000
		4,700,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.28%, LOC Fortis Banque SA, VRDN (a)(c)	300,000	300,000
Municipal Securities - continued
	Shares	Value
Other - 1.1%
Fidelity Municipal Cash Central Fund, 0.19% (b)	3,881,000	$ 3,881,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $352,628,805)		352,628,805
NET OTHER ASSETS - 0.2%		615,104
NET ASSETS - 100%		$ 353,243,909
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 7,985
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $348,747,805)	$ 348,747,805
Fidelity Central Funds (cost $3,881,000)	3,881,000
Total Investments (cost $352,628,805)		$ 352,628,805
Cash		146,954
Receivable for investments sold		1,000,011
Receivable for fund shares sold		2,806,096
Interest receivable		312,215
Distributions receivable from Fidelity Central Funds		746
Other receivables		106
Total assets		356,894,933

Liabilities
Payable for fund shares redeemed	3,577,205
Distributions payable	18
Accrued management fee	73,801
Total liabilities		3,651,024

Net Assets		$ 353,243,909
Net Assets consist of:
Paid in capital		$ 353,212,064
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		31,844
Net Assets, for 353,051,871 shares outstanding		$ 353,243,909
Net Asset Value, offering price and redemption price per share ($353,243,909 ÷ 353,051,871 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 610,112
Income from Fidelity Central Funds		7,985
Total income		618,097

Expenses
Management fee	$ 919,570
Independent trustees' compensation	666
Miscellaneous	7,674
Total expenses before reductions	927,910
Expense reductions	(328,060)	599,850
Net investment income		18,247
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(57)
Net increase in net assets resulting from operations		$ 18,190

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,247	$ 2,560,639
Net realized gain (loss)	(57)	17,595
Net increase in net assets resulting from operations	18,190	2,578,234
Distributions to shareholders from net investment income	(18,246)	(2,560,731)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	566,744,570	1,391,807,322
Reinvestment of distributions	18,034	2,508,619
Cost of shares redeemed	(586,725,017)	(1,414,170,262)
Net increase (decrease) in net assets and shares resulting from share transactions	(19,962,413)	(19,854,321)
Total increase (decrease) in net assets	(19,962,469)	(19,836,818)

Net Assets
Beginning of period	373,206,378	393,043,196
End of period (including undistributed net investment income of $1 and undistributed net investment income of $0, respectively)	$ 353,243,909	$ 373,206,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.006	.022	.032	.027	.016
Distributions from net investment income	- G	(.006)	(.022)	(.032)	(.027)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% E	.64%	2.25%	3.26%	2.78%	1.60%
Ratios to Average Net Assets D, F
Expenses before reductions	.51% A	.54%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.33% A	.53%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.33% A	.52%	.41%	.38%	.37%	.43%
Net investment income	.01% A	.64%	2.20%	3.22%	2.77%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,244	$ 373,206	$ 393,043	$ 340,848	$ 267,738	$ 217,819

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Money Market Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Money Market Fund without regard to any expense limitation in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$ 162,738,605	$ 3,955,269	$ (2,349,600)	$ 1,605,669
Fidelity Arizona Municipal Money Market Fund	352,628,805	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $14,833,153 and $4,878,815, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Semiannual Report

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 317

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $327,760.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 1,437
Fidelity Arizona Municipal Money Market Fund	300

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board also reviewed the fund's performance during 2009. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance.

Fidelity Arizona Municipal Money Market Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a particularly meaningful comparison for the fund, however, because the peer group combines tax-exempt money market funds from several different states. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Arizona Municipal Income Fund's total expenses ranked above its competitive median for 2008.

The Board noted that Arizona Municipal Money Market Fund's total expenses ranked below its competitive median for 2008. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable, although in the case of Arizona Municipal Income Fund above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-USAN-0410
1.790941.106

Fidelity®
Municipal Money Market
Fund

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.35%	$ 1,000.00	$ 1,000.10	$ 1.74**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.06	$ 1.76**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .44% and the expenses paid in the actual and hypothetical examples above would have been $2.18 and $2.21, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/10	% of fund's investments 8/31/09	% of fund's investments 2/28/09
0 - 30	90.5	89.6	88.8
31 - 90	4.2	3.6	3.8
91 - 180	4.4	1.6	3.1
181 - 397	0.9	5.2	4.3
Weighted Average Maturity
	2/28/10	8/31/09	2/28/09
Fidelity Municipal Money Market	16 Days	25 Days	21 Days
All Tax-Free Money Market Funds Average*	27 Days	32 Days	26 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
Variable Rate Demand Notes (VRDNs) 75.0%	Variable Rate Demand Notes (VRDNs) 77.3%
Commercial Paper (including CP Mode) 7.9%	Commercial Paper (including CP Mode) 7.4%
Tender Bonds 0.6%	Tender Bonds 1.0%
Municipal Notes 4.7%	Municipal Notes 6.5%
Fidelity Municipal Cash Central Fund 11.0%	Fidelity Municipal Cash Central Fund 6.0%
Other Investments 1.0%	Other Investments 1.3%
Net Other Assets** (0.2)%	Net Other Assets 0.5%

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	$ 4,710	$ 4,710
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.32%, LOC Bank of America NA, VRDN (c)(f)	4,875	4,875
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(c)(g)	23,595	23,595
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.19%, LOC Branch Banking & Trust Co., VRDN (c)	5,725	5,725
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.26%, VRDN (c)(f)	25,500	25,500
		72,405
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.2%, LOC Union Bank of California, VRDN (c)	21,100	21,100
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	13,000	13,000
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	24,730	24,730
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.36% (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		61,830
Arizona - 1.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 C, 0.17%, LOC Bank of Nova Scotia New York Branch, VRDN (c)	7,100	7,100
Series 2008 E, 0.23%, LOC Landesbank Baden-Wuert, VRDN (c)	44,100	44,100
Series 2008 G, 0.17%, LOC U.S. Bank NA, Minnesota, VRDN (c)	49,190	49,190
(Catholic Healthcare West Proj.) Series 2008 A, 0.17%, LOC JPMorgan Chase Bank, VRDN (c)	19,500	19,500
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.2% (Liquidity Facility Deutsche Postbank AG) (c)(g)	16,460	16,460
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (c)	9,600	9,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	$ 9,000	$ 9,000
(San Angelin Apts. Proj.) Series 2004, 0.23%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 0.23%, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.24%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.24%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.24%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 0.27%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.23%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.27%, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Phoenix Civic Impt. Corp. Series 2009, 0.27% 3/10/10, LOC Bank of America NA, CP	20,000	20,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.19%, LOC Wachovia Bank NA, VRDN (c)(f)	13,200	13,200
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.21%, LOC JPMorgan Chase Bank, VRDN (c)	800	800
(Plastican Proj.) Series 1997, 0.5%, LOC Bank of America NA, VRDN (c)(f)	2,005	2,005
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series MS 3078, 0.22% (Liquidity Facility Morgan Stanley) (c)(g)	5,100	5,100
Series Putters 3242, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,300	4,300
Series Putters 3467, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 24,750	$ 24,750
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	48,900	48,900
		364,655
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,300	1,300
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,600	7,600
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.27% (Liquidity Facility Citibank NA) (c)(f)(g)	1,395	1,395
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.31%, VRDN (c)(f)	34,400	34,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.21%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
		139,695
California - 5.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, 0.17%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.21% (Liquidity Facility Citibank NA) (c)(g)	15,825	15,825
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 C11, 0.16%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (c)	47,200	47,200
California Gen. Oblig. 0.32% 3/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	40,965	40,965
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,080	14,080
Series 2008 B:
0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,920	6,920
0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	23,655	23,655
Series 2008 C, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,300	15,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 N, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 23,790	$ 23,790
Series 2001 J, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	44,370	44,370
Series 2001 U, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,315	22,315
Series 2003 F, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	33,700	33,700
Series 2003 M, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,300	29,300
Series 2004 E1, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,575	22,575
Series 2005 A, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,400	11,400
Series 2005 B1, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,075	15,075
Series 2005 D, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,775	8,775
Series 2005 F, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,905	2,905
Series 2006 F1, 0.15% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,250	17,250
Series 2007 K, 0.15% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,000	25,000
Series 2008 D, 0.15% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	23,885	23,885
Series 2008 E, 0.15% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	37,815	37,815
Series 2008 F, 0.15% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,400	2,400
(Multifamily Hsg. Prog.):
Series 2000 A, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,760	17,760
Series 2000 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,000	15,000
Series 2002 C:
0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,600	13,600
0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,030	16,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multifamily Hsg. Prog.):
Series 2002 E, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 19,800	$ 19,800
Series 2005 D, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	31,060	31,060
Series 2003 D, 0.15% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	46,710	46,710
Series 2003 K, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,100	6,100
California Infrastructure & Econ. Dev. Bank Rev. (Nelson Name Plate Co. Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (c)(f)	835	835
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, 0.18%, LOC Wells Fargo Bank NA, VRDN (c)	21,800	21,800
Dublin San Ramon Svcs. District and East Bay Muni. Util. District Series 2004 A, 0.2% 3/10/10, LOC JPMorgan Chase Bank, CP	21,000	21,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.21% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	17,500	17,500
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	292,900	294,539
Los Angeles Gen. Oblig. TRAN Series 2009, 2.5% 4/28/10	129,100	129,519
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	59,000	59,363
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7 05 3003, 0.21% (Liquidity Facility Citibank NA) (c)(g)	40,000	40,000
Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.17%, LOC Fannie Mae, VRDN (c)(f)	21,650	21,650
Southern California Home Fing. Auth. Single Family Rev. Series 2004 B, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,000	29,000
		1,300,766
Colorado - 2.6%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.24%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	28,000	28,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.29%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
CollegeInvest Rev. Series 2008 IA, 0.22%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	34,800	34,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18%, LOC Wells Fargo Bank NA, VRDN (c)	$ 4,000	$ 4,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 0.21% (Liquidity Facility Bank of America NA) (c)(g)	14,900	14,900
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	14,145	14,145
(Catholic Health Initiatives Proj.) Series 2004 B, 0.18% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,275	4,275
(NCMC, Inc. Proj.) Series 2008 A, 0.18%, LOC Compass Bank, VRDN (c)	32,350	32,350
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,000	4,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.3%, LOC Wachovia Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev.:
Series 2003 B3, 0.21% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	30,000	30,000
Series 2008 A3, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,500	6,500
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.21% (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.21% (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.21% (Liquidity Facility Citibank NA) (c)(g)	18,080	18,080
Series EGL 07 0040, 0.21% (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Colorado Springs Utils. Rev.:
Series 2000 A, 0.19%, VRDN (c)	26,500	26,500
Series 2009 C, 0.17% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,000	11,000
Denver City & County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC KBC Bank NV, VRDN (c)(f)	38,800	38,800
Series 2008 C2, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	40,000	40,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Series 2008 C3, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	$ 30,000	$ 30,000
Series 2009 C, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Denver City & County Ctfs. of Prtn. Series A, 0.3% 6/9/10, LOC Wachovia Bank NA, CP	18,000	18,000
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.35%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,340	5,340
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	14,700	14,700
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	410	410
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.23%, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.64%, LOC Compass Bank, VRDN (c)	17,415	17,415
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.18%, LOC Wachovia Bank NA, VRDN (c)	39,700	39,700
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.29%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		610,215
Connecticut - 0.8%
Connecticut Gen. Oblig.:
BAN Series 2009 A, 2% 4/28/10	57,040	57,178
Series 2004 A, 0.21% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	15,250	15,250
Connecticut Health & Edl. Facilities Auth. Rev.:
(Greenwich Hosp. Proj.) Series C, 0.18%, LOC Bank of America NA, VRDN (c)	19,005	19,005
(Health Care Cap. Asset Prog.) Series A1, 0.18%, LOC Bank of America NA, VRDN (c)	14,880	14,880
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	12,110	12,110
(Wesleyan Univ. Proj.) Series D, 0.21% (Liquidity Facility Bank of America NA), VRDN (c)	25,850	25,850
(Yale-New Haven Hosp. Proj.) Series L1, 0.18%, LOC Bank of America NA, VRDN (c)	10,300	10,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	$ 6,395	$ 6,395
Series 2005 D5, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	5,065	5,065
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.23%, LOC Bank of America NA, VRDN (c)(f)	11,900	11,900
		177,933
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.4%, VRDN (c)(f)	8,000	8,000
Series 1988, 0.4%, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.35%, VRDN (c)	4,500	4,500
Series 1994, 0.4%, VRDN (c)(f)	24,700	24,700
Series 1999 A, 0.35%, VRDN (c)	9,830	9,830
Series 1999 B, 0.4%, VRDN (c)(f)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series BC 2010 11W, 0.2% (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,860	3,860
Series Merlots 07 C103, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,430	5,430
Series Merlots 07 C66, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	7,795	7,795
Series Putter 1513, 0.35% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	4,815	4,815
Series ROC II R 11651, 0.27% (Liquidity Facility Citibank NA) (c)(f)(g)	7,660	7,660
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.21%, LOC Wachovia Bank NA, VRDN (c)	14,800	14,800
		114,840
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series 2001 D, 0.17%, LOC Bank of America NA, VRDN (c)	50,795	50,795
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (c)(f)	3,005	3,005
District of Columbia Income Tax Rev. Participating VRDN Series MS 3057, 0.22% (Liquidity Facility Morgan Stanley) (c)(g)	7,990	7,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) 0.24% tender 3/5/10, LOC Bank of America NA, CP mode	$ 10,000	$ 10,000
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.35%, LOC Wachovia Bank NA, VRDN (c)(f)	7,520	7,520
(George Washington Univ. Proj.):
Series 1999 B, 0.16%, LOC Bank of America NA, VRDN (c)	1,600	1,600
Series 1999 C, 0.16%, LOC Bank of America NA, VRDN (c)	12,000	12,000
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.18%, LOC Bank of America NA, VRDN (c)	30,450	30,450
Series 1998 A Tranche III, 0.18%, LOC Bank of America NA, VRDN (c)	16,000	16,000
(The AARP Foundation Proj.) Series 2004, 0.2%, LOC Bank of America NA, VRDN (c)	8,600	8,600
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2003, 0.2%, LOC Bank of America NA, VRDN (c)	10,800	10,800
Series 2006 A, 0.2%, LOC Bank of America NA, VRDN (c)	33,000	33,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
ROC II R 11815, 0.26% (Liquidity Facility Citibank NA) (c)(f)(g)	6,000	6,000
Series BBT 2040, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	4,920	4,920
Series BBT 2054, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	5,000	5,000
Series DB 505, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,570	7,570
Series DB 677, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,802	7,802
Series DB 679, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,000	10,000
Series MS 3140, 0.23% (Liquidity Facility Morgan Stanley) (c)(f)(g)	21,985	21,985
Series Putters 1691, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	10,985	10,985
Series Putters 2855, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,895	4,895
Series ROC II R 11798, 0.26% (Liquidity Facility Citibank NA) (c)(f)(g)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 54, 0.26% (Liquidity Facility Citibank NA) (c)(f)(g)	$ 2,495	$ 2,495
Series 2003 D1, 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	38,855	38,855
Series 2003 D2, 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	20,100	20,100
Series 2009 D1, 0.18%, LOC Bank of America NA, VRDN (c)	9,075	9,075
		356,442
Florida - 6.5%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.27%, LOC Citibank NA, VRDN (c)(f)	11,095	11,095
Brevard County School Board RAN 1.5% 4/23/10	20,000	20,028
Brevard County School District TAN Series 2009, 2% 6/30/10	30,000	30,154
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.25%, LOC Citibank NA, VRDN (c)(f)	6,800	6,800
(Sanctuary Apts Proj.) Series A, 0.22%, LOC Fannie Mae, VRDN (c)(f)	16,030	16,030
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	29,985	29,985
Cape Coral Gen. Oblig. 0.22% 4/5/10, LOC Bank of America NA, CP	15,569	15,569
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 0.25%, LOC Bank of America NA, VRDN (c)(f)	6,330	6,330
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	9,905	9,905
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,540	1,540
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.22%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.27%, LOC Citibank NA, VRDN (c)(f)	19,045	19,045
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 0.3% (Monumental Life Ins. Co. Guaranteed), VRDN (c)(f)	28,475	28,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds:
Series 2009 C, 2% 6/1/10	$ 8,215	$ 8,247
Series 2009 D, 2.5% 6/1/10	7,810	7,851
Participating VRDN:
Series BA 08 1059, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series BA 08 1068, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	9,585	9,585
Series BA 08 1083, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	18,920	18,920
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2009 A, 2% 7/1/10	5,635	5,663
Participating VRDN:
Series Putters 2539, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,550	3,550
Series Solar 07 30, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,000	15,000
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 0.2%, LOC Freddie Mac, VRDN (c)(f)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 0.2%, LOC Fannie Mae, VRDN (c)(f)	5,770	5,770
(Banyan Bay Apts. Proj.) 0.2%, LOC Fannie Mae, VRDN (c)(f)	9,150	9,150
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	31,930	31,930
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.22%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.23%, LOC Citibank NA, VRDN (c)(f)	9,100	9,100
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.23%, LOC Citibank NA, VRDN (c)(f)	5,600	5,600
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.22%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
(Hunters Run Apts. Proj.) Series G, 0.2%, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
(Lynn Lake Apts. Proj.) Series B1, 0.25%, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) 0.22%, LOC Fannie Mae, VRDN (c)(f)	15,200	15,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.22%, LOC Fannie Mae, VRDN (c)(f)	$ 7,850	$ 7,850
(Riverwalk I Apts. Proj.) Series 2008 E, 0.22%, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.3%, LOC Citibank NA, VRDN (c)(f)	7,200	7,200
(Sterling Palms Apts. Proj.) Series F, 0.22%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 0.25% (Liquidity Facility Bank of America NA) (c)(f)(g)	7,220	7,220
Series BA 08 1191, 0.25% (Liquidity Facility Bank of America NA) (c)(f)(g)	8,170	8,170
Series Merlots 06 B17, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	4,435	4,435
Series Merlots 07 C64, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	13,905	13,905
Series Putters 1336 B, 0.33% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,635	2,635
Series ROC II R 11688, 0.27% (Liquidity Facility Citibank NA) (c)(f)(g)	5,290	5,290
(Riverside Apts. Proj.) Series 2000 1, 0.27%, LOC Bank of America NA, VRDN (c)(f)	12,940	12,940
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.25%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.24%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.22%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/10	7,000	7,107
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.32% 6/9/10, LOC Wachovia Bank NA, CP	21,104	21,104
0.38% 3/9/10, LOC Wachovia Bank NA, CP	18,270	18,270
Fort Myers Util. Sys. Rev. Series 2009, 0.2%, LOC Bank of America NA, VRDN (c)	13,895	13,895
Gainesville Utils. Sys. Rev. 0.35% 3/9/10, CP	31,000	31,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 F, 0.18%, LOC Wachovia Bank NA, VRDN (c)	30,300	30,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.27%, LOC Citibank NA, VRDN (c)(f)	$ 9,735	$ 9,735
(Grande Oaks Apts. Proj.) Series A, 0.22%, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.24%, LOC Fannie Mae, VRDN (c)(f)	8,980	8,980
(Lakewood Shores Apt. Proj.) Series 2000 A, 0.27%, LOC Bank of America NA, VRDN (c)(f)	6,790	6,790
(Meridian Pointe Apts. Proj.) 0.27%, LOC Citibank NA, VRDN (c)(f)	12,630	12,630
(Mobley Park Apts. Proj.) Series A, 0.22%, LOC Freddie Mac, VRDN (c)(f)	8,000	8,000
(Morgan Creek Apts. Proj.) 0.22%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.63%, LOC Bank of America NA, VRDN (c)(f)	500	500
Indian River County Hosp. District Hosp. Rev. Bonds Series 1990, 0.4% tender 5/3/10, LOC Wachovia Bank NA, CP mode	15,100	15,100
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.3%, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Participating VRDN Series BA 09 1209X, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Series Three 2008 B1, 0.18%, LOC Wachovia Bank NA, VRDN (c)	11,900	11,900
Series Three 2008 B4, 0.18%, LOC Wachovia Bank NA, VRDN (c)	7,700	7,700
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	11,095	11,095
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	9,600	9,600
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.24%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,405	74,405
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 0.25%, LOC Bank of America NA, VRDN (c)(f)	$ 3,070	$ 3,070
Series 2000 B, 0.25%, LOC Bank of America NA, VRDN (c)(f)	2,970	2,970
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.19%, VRDN (c)	13,700	13,700
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.27%, LOC Citibank NA, VRDN (c)(f)	16,765	16,765
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev.:
Series 1990, 0.31%, LOC Wachovia Bank NA, VRDN (c)(f)	100	100
0.31%, LOC Wachovia Bank NA, VRDN (c)(f)	8,900	8,900
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.2%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.27%, LOC Citibank NA, VRDN (c)(f)	13,515	13,515
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.22%, LOC Fannie Mae, VRDN (c)(f)	7,860	7,860
(West Point Villas Apts. Proj.) Series 2000 F, 0.22%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev.:
(Advanced Drainage Sys., Inc. Proj.) 0.31%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,025	1,025
(Central Florida YMCA Proj.) Series 2005, 0.2%, LOC Bank of America NA, VRDN (c)	300	300
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.2%, LOC Bank of America NA, VRDN (c)	64,165	64,165
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.24%, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.2%, LOC Bank of America NA, VRDN (c)	11,170	11,170
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	18,400	18,400
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.2%, LOC Bank of America NA, VRDN (c)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(King's Academy, Inc. Proj.) Series 2006, 0.18%, LOC Wachovia Bank NA, VRDN (c)	$ 15,880	$ 15,880
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.2%, LOC Bank of America NA, VRDN (c)	6,930	6,930
Panama City Beach Participating VRDN Series Solar 2006 129, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,990	7,990
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,435	1,435
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.18%, LOC Wachovia Bank NA, VRDN (c)	53,100	53,100
Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (c)	31,535	31,535
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.18%, LOC Wachovia Bank NA, VRDN (c)	16,070	16,070
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	43,100	43,257
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.24%, LOC Fannie Mae, VRDN (c)(f)	8,300	8,300
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.18%, LOC Wachovia Bank NA, VRDN (c)	50,615	50,615
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.2%, LOC Bank of America NA, VRDN (c)	4,035	4,035
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	6,970	6,970
Series Putters 2407, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	31,495	31,495
Sunshine State Govt. Fing. Commission Rev. Series L:
0.23% 3/2/10, LOC Dexia Cr. Local de France, CP	45,600	45,600
0.24% 3/3/10, LOC Dexia Cr. Local de France, CP	9,108	9,108
0.27% 3/3/10, LOC Dexia Cr. Local de France, CP (f)	85,645	85,645
Tampa Bay Wtr. Util. Sys. Rev. 0.3%, LOC Bank of America NA, VRDN (c)(f)	19,950	19,950
		1,529,623
Georgia - 2.0%
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.18%, LOC Wachovia Bank NA, VRDN (c)	29,400	29,400
Series A, 0.18%, LOC Wachovia Bank NA, VRDN (c)	28,590	28,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	$ 8,475	$ 8,475
(Carver Redev. Proj.) Series 2000, 0.42%, LOC Fannie Mae, VRDN (c)(f)	4,015	4,015
(Collegetown at Harris Homes Phase I Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.35%, LOC Wachovia Bank NA, VRDN (c)(f)	4,000	4,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.25%, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,085	14,085
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,725	16,725
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.2%, LOC Bank of America NA, VRDN (c)	25,000	25,000
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.24%, LOC Freddie Mac, VRDN (c)(f)	9,635	9,635
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.24%, LOC Fannie Mae, VRDN (c)(f)	7,950	7,950
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.18% (Liquidity Facility Wells Fargo & Co.) (c)(g)	13,410	13,410
Georgia Road & Thruway Auth. Rev. Bonds Series 2008 A, 5% 6/1/10	8,290	8,385
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	12,380	12,380
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.33%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.24%, LOC Fannie Mae, VRDN (c)(f)	11,835	11,835
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.34%, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.25%, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.31%, LOC Freddie Mac, VRDN (c)(f)	$ 15,555	$ 15,555
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.3%, LOC Bayerische Landesbank, VRDN (c)	18,730	18,730
BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	31,900	31,923
Series 2009 A, 1.5% 5/25/10	28,140	28,199
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.23%, LOC Fannie Mae, VRDN (c)(f)	8,915	8,915
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.25%, VRDN (c)(f)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	34,510	34,510
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.23%, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Enterprises, Inc. Proj.) Series 1996 A, 0.29%, LOC Harris NA, VRDN (c)	3,850	3,850
		472,297
Hawaii - 0.0%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Hawaii Pacific Health Proj.) Series 2009 A:
0.18%, LOC Union Bank of California, VRDN (c)	3,800	3,800
0.18%, LOC Union Bank of California, VRDN (c)	3,000	3,000
		6,800
Illinois - 3.2%
Aurora Single Family Mtg. Rev. Participating VRDN Series DB 616, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	8,500	8,500
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.32%, LOC Bank of America NA, VRDN (c)(f)	2,180	2,180
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.25%, LOC Fannie Mae, VRDN (c)(f)	1,900	1,900
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,300	39,300
Chicago Board of Ed. Series 2009 A2, 0.2%, LOC Northern Trust Co., Chicago, VRDN (c)	7,220	7,220
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.47%, LOC Harris NA, VRDN (c)(f)	$ 3,045	$ 3,045
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	20,000	20,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)	186,200	186,200
Chicago Wtr. Rev.:
Series 2004 A1, 0.2%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	54,625	54,625
Series 2004 A2, 0.2%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	52,140	52,140
Series 2004 A3, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,195	4,195
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Cook County Gen. Oblig. Series 2002 B, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,000	4,000
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 0.18% (Liquidity Facility Wachovia Bank NA) (c)(g)	9,725	9,725
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 0.45%, LOC Harris NA, VRDN (c)(f)	2,680	2,680
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 1.96%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.5%, LOC Bank of America NA, VRDN (c)(f)	4,800	4,800
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.5%, LOC Harris NA, VRDN (c)(f)	791	791
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.47%, LOC Harris NA, VRDN (c)(f)	3,400	3,400
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.44%, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,000	15,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.2% (Liquidity Facility Citibank NA) (c)(g)	10,395	10,395
(Chicago Children's Museum Proj.) Series 1994, 0.21%, LOC JPMorgan Chase Bank, VRDN (c)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	$ 10,000	$ 10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 D, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Series 2008 F, 0.16%, LOC JPMorgan Chase Bank, VRDN (c)	10,100	10,100
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1137, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series DB 601, 0.23% (Liquidity Facility Deutsche Bank AG) (c)(g)	15,180	15,180
Series Putters 3174, 0.18% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Chicago Symphony Orchestra Proj.) Series 2008, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,115	15,115
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
(Edward Hosp. Oblig. Group) Series 2009 A, 0.17%, LOC JPMorgan Chase Bank, VRDN (c)	14,500	14,500
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.17%, LOC JPMorgan Chase Bank, VRDN (c)	17,620	17,620
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	29,185	29,185
(Museum of Science & Industry Proj.):
Series 2009 C, 0.2%, LOC Harris NA, VRDN (c)	5,500	5,500
Series 2009 D, 0.19%, LOC Northern Trust Co., Chicago, VRDN (c)	16,000	16,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.2%, LOC Northern Trust Co., Chicago, VRDN (c)	11,000	11,000
(Saint Xavier Univ. Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (c)	3,960	3,960
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 11,200	$ 11,200
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.25%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.25%, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.21%, LOC JPMorgan Chase Bank, VRDN (c)	9,500	9,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.2%, LOC Bank of America NA, VRDN (c)	7,205	7,205
		749,566
Indiana - 1.8%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.26%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,260	5,260
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,600	1,600
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.26%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,669	7,669
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.3%, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A2, 0.23%, LOC Bank of America NA, VRDN (c)(f)	13,100	13,100
Series 2009 A3, 0.18%, LOC Bank of America NA, VRDN (c)	20,625	20,625
(Mittal Steel Co. Proj.) 0.31%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	34,750	34,750
(Republic Svcs., Inc. Proj.) Series 2001, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Series 2005, 0.18%, LOC Royal Bank of Scotland PLC, VRDN (c)	8,200	8,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 7,050	$ 7,050
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.21%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,000	25,000
Series 2002 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	36,595	36,595
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (c)	7,600	7,600
(Cmnty. Health Network Proj.) Series 2009 A, 0.2%, LOC Bank of America NA, VRDN (c)	25,000	25,000
Indiana Fin. Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2008 E8, 0.33%, tender 6/15/10 (c)	6,725	6,725
(DePauw Univ. Proj.) Series 2008 B, 0.2%, LOC Harris NA, VRDN (c)	16,555	16,555
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C52, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,275	5,275
Series 2008 A2, 0.2% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,140	21,140
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series BA 08 1157, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	7,500	7,500
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.25%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,205	6,205
Indianapolis Gas Util. Sys. Rev.:
0.85% 3/10/10, CP	25,000	25,000
0.85% 3/17/10, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2000, 0.2%, LOC Bank of America NA, VRDN (c)	$ 3,655	$ 3,655
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		415,149
Iowa - 0.3%
Iowa Fin. Auth.:
Series 2003 F, 0.2% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	12,080	12,080
Series 2005 C, 0.21% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,000	12,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.29%, VRDN (c)	13,325	13,325
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN Series Putters 1205, 0.35% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,330	2,330
(Mtg. Backed Securities Prog.) Series 2004 G, 0.21% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	15,500	15,500
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.2%, LOC Bank of America NA, VRDN (c)	6,200	6,200
		61,435
Kansas - 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Series 2002 D, 0.18% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	3,205	3,205
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	12,200	12,200
Olathe Gen. Oblig. Bonds Series 2009 B, 1.5% 6/1/10	32,385	32,475
Wichita Gen. Oblig. BAN Series 236, 0.625% 3/3/11 (b)	7,705	7,708
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	30,820	30,863
		111,551
Kentucky - 2.5%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.29%, LOC Commerzbank AG, VRDN (c)(f)	$ 47,200	$ 47,200
Series 2008 A, 0.29%, LOC Commerzbank AG, VRDN (c)(f)	70,347	70,347
Series 2004 A, 0.23%, LOC Commerzbank AG, VRDN (c)(f)	38,500	38,500
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.31%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.3% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.3% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.3% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.29%, LOC Wachovia Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	270	270
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.2% (Liquidity Facility Morgan Stanley) (c)(g)	11,250	11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.21%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (c)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,000	12,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.23%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	135,225	135,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Higher Ed. Student Ln. Corp. Rev.: - continued
Series 2008 A2, 0.3%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	$ 41,700	$ 41,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	9,000	9,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.24%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.22% (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	12,900	12,900
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.16%, LOC Commerzbank AG, VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	6,000	6,000
		586,892
Louisiana - 0.8%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.32%, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev.:
Participating VRDN Series Putters 2378, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,415	14,415
Series 2009 A1, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Louisiana Gen. Oblig. Bonds Series 2009 A, 2% 5/1/10	7,060	7,079
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	5,921	5,921
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.18%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Series 2008 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	23,915	23,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.5%, VRDN (c)(f)	$ 14,000	$ 14,000
Series 2004, 0.5%, VRDN (c)(f)	6,250	6,250
Port New Orleans Board Commerce Rev. 0.25%, LOC BNP Paribas SA, VRDN (c)(f)	18,425	18,425
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	22,000	22,000
		176,105
Maine - 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.21%, LOC KBC Bank NV, VRDN (c)	15,000	15,000
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.26%, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.):
Series 1996, 0.3%, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
Series 2000, 0.25%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
		85,700
Maryland - 0.8%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.55%, LOC RBS Citizens NA, VRDN (c)	13,300	13,300
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (c)(f)	12,190	12,190
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.2%, LOC Bank of America NA, VRDN (c)	15,715	15,715
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.18%, LOC Bank of America NA, VRDN (c)	6,000	6,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.2%, LOC Bank of America NA, VRDN (c)	20,000	20,000
Series 2007 D, 0.18%, LOC Wachovia Bank NA, VRDN (c)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.19%, LOC Branch Banking & Trust Co., VRDN (c)	11,290	11,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Villa Julie College, Inc. Proj.) Series 2005, 0.19%, LOC Bank of America NA, VRDN (c)	$ 1,200	$ 1,200
Series E, 0.2% 3/3/10, LOC Bank of America NA, CP	41,100	41,100
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 0.21% (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.2%, LOC Bank of America NA, VRDN (c)	7,900	7,900
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.2%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Univ. Sys. of Maryland Rev. Bonds Series 2003 A, 0.55%, tender 6/1/10 (c)	5,560	5,560
		191,910
Massachusetts - 1.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Massachusetts Participating VRDN Series Clipper 06 11, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. (Nantucket Elec. Co. Proj.) Bonds Series 2005, 0.9% tender 3/1/10, CP mode (f)	22,500	22,500
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 39, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,000	11,000
Series 2001 C, 0.19% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	43,600	43,600
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.8% tender 3/1/10, CP mode	20,000	20,000
Series 1993 B, 0.7% tender 3/10/10, CP mode	17,550	17,550
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.2% (Liquidity Facility Citibank NA) (c)(g)	31,500	31,500
Series MS 30911, 0.22% (Liquidity Facility Morgan Stanley) (c)(g)	6,665	6,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.8% tender 3/4/10, CP mode (f)	$ 1,000	$ 1,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (c)	7,850	7,850
Series 2008 D, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (c)	4,800	4,800
		237,905
Michigan - 1.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.38%, LOC RBS Citizens NA, VRDN (c)	43,500	43,500
Michigan Bldg. Auth. Rev. Series 5, 0.25% 3/25/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,890	2,890
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B1, 0.28%, tender 5/4/10 (c)	3,500	3,500
(Trinity Health Sys. Proj.):
Series 2008 C:
0.21% tender 3/3/10, CP mode	13,300	13,300
0.23% tender 4/7/10, CP mode	7,440	7,440
0.27% tender 6/10/10, CP mode	5,560	5,560
0.3% tender 7/7/10, CP mode	18,000	18,000
0.3% tender 7/12/10, CP mode	34,000	34,000
Series B, 0.23% tender 3/5/10, CP mode	20,000	20,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 0.32% tender 4/8/10, LOC Landesbank Hessen-Thuringen, CP mode (f)	6,700	6,700
(Lexington Place Apts. Proj.) Series 1999 A, 0.22%, LOC Bank of America NA, VRDN (c)(f)	6,975	6,975
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,000	11,000
Michigan Muni. Bond Auth. Rev. RAN Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia New York Branch	15,700	15,821
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.22%, LOC Bank of America NA, VRDN (c)	2,900	2,900
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.25%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	143,650	143,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev.: - continued
Series 2008 E, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 5,540	$ 5,540
Series 2008 F, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,300	6,300
		347,076
Minnesota - 0.4%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Brentwood Hills Apts. Proj.) Series A, 0.23%, LOC Bank of America NA, VRDN (c)(f)	22,195	22,195
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.29%, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	3,710	3,710
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1207, 0.33% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,915	1,915
Minnesota Office of Higher Ed. Series 2008 B, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	15,320	15,320
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.3%, LOC Bank of America NA, VRDN (c)(f)	16,885	16,885
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.2%, LOC Deutsche Bank AG, VRDN (c)	1,700	1,700
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.28%, LOC Deutsche Bank AG, VRDN (c)(f)	1,100	1,100
		88,450
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.34%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.19%, tender 3/5/10 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	6,200	6,200
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (c)	12,000	12,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (c)	20,390	20,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. Series 2007, 0.22% (Liquidity Facility Bank of America NA), VRDN (c)	$ 23,300	$ 23,300
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.39%, LOC Wachovia Bank NA, VRDN (c)(f)	7,700	7,700
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.27%, tender 6/3/10 (c)(h)	9,000	9,000
		83,590
Missouri - 2.0%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev.:
(MetroLink Cross County Extension Proj.) Series 2005 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	24,000	24,000
Series 2005 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	12,600	12,600
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.25%, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.26%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.17%, LOC Bank of America NA, VRDN (c)	8,500	8,500
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series Putters 3546, 0.18% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,300	11,300
Series Putters 3605, 0.18% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	22,495	22,495
(Lutheran High School Assoc. Proj.) Series 2002, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B:
0.18% tender 3/3/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
0.24% tender 4/6/10, LOC Bank of Nova Scotia New York Branch, CP mode	30,000	30,000
Participating VRDN Series Putters 2587, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,955	7,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.: - continued
(Cox Health Sys. Proj.) Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (c)	$ 28,000	$ 28,000
(SSM Health Care Sys. Proj.) Series 2005 C2, 0.2%, LOC Bank of America NA, VRDN (c)	7,600	7,600
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2008 C4, 0.39%, tender 5/17/10 (c)	12,500	12,500
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 0.23%, LOC Bank of America NA, VRDN (c)(f)	33,100	33,100
Series 2008 A1, 0.23%, LOC Bank of America NA, VRDN (c)(f)	37,500	37,500
Series 2008 A2, 0.23%, LOC Bank of America NA, VRDN (c)(f)	105,700	105,700
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series Putters 1208, 0.35% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,690	2,690
Series Putters 1514, 0.35% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,905	3,905
Saint Louis Gen. Fund Rev. TRAN 2% 6/30/10	18,400	18,485
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.21%, LOC Fannie Mae, VRDN (c)(f)	28,300	28,300
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,370	30,370
		481,000
Montana - 0.0%
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	10,080	10,080
Series Merlots 02 A19, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	1,080	1,080
		11,160
Nebraska - 1.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,600	53,600
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (c)(f)	8,600	8,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	$ 4,185	$ 4,185
Series 2001 E, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	9,390	9,390
Series 2002 F, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	13,100	13,100
Series 2003 B, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	7,410	7,410
Series 2003 E, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,230	6,230
Series 2004 B, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	3,715	3,715
Series 2004 G, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	7,000	7,000
Series 2005 B, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	11,710	11,710
Series 2005 D, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	16,000	16,000
Series 2006 B, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	14,890	14,890
Series 2006 G, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,970	8,970
Series 2007 B, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	33,910	33,910
Series 2007 D, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	1,375	1,375
Series 2007 F, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	23,600	23,600
Series 2007 H, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	46,500	46,500
Series 2007 J, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	1,750	1,750
Series 2008 D, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,500	12,500
Series 2008 H, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	13,660	13,660
Nebraska Pub. Pwr. District Rev. Series A, 0.25% 4/6/10, CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 19,700	$ 19,700
Omaha Pub. Pwr. District Elec. Rev. 0.38% 3/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	28,000	28,000
		355,795
Nevada - 2.5%
Clark County Arpt. Rev.:
Series 2008 C2, 0.25%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	56,050	56,050
Series 2008 C3, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	64,550	64,550
Series 2008 D1, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)	15,800	15,800
Series 2008 D2, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)	65,205	65,205
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series 2008 A:
0.27% 5/6/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	700	700
0.45% 3/10/10, LOC BNP Paribas SA, CP	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.31%, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	50,000	50,000
Series 2009 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.26%, LOC Bayerische Landesbank, VRDN (c)(f)	40,000	40,000
Series 2005 A2, 0.26%, LOC Bayerische Landesbank, VRDN (c)(f)	85,500	85,500
Clark County School District Participating VRDN Series BA 08 1153, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	32,600	32,600
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.3% 3/1/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	$ 32,000	$ 32,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.36%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	29,700	29,700
(Republic Svcs., Inc. Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.24%, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.2%, LOC Bank of America NA, VRDN (c)	13,500	13,500
		598,125
New Hampshire - 0.9%
Manchester Arpt. Rev. Series 2008, 0.34%, LOC RBS Citizens NA, VRDN (c)(f)	23,935	23,935
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.5%, LOC Bank of America NA, VRDN (c)(f)	4,200	4,200
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.85% tender 3/11/10, CP mode (f)	20,000	20,000
Series 1990 B, 0.7% tender 3/10/10, CP mode	50,600	50,600
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.21%, LOC Wachovia Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4%, LOC HSBC Bank USA, NA, VRDN (c)(f)	2,150	2,150
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) Series 2005, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	25,000	25,000
(Lonza Biologies, Inc. Proj.) Series 1998, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	20,000	20,000
New Hampshire Health & Ed. Facilities Auth. Rev.:
Participating VRDN 0.2% (Liquidity Facility Morgan Stanley) (c)(g)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.: - continued
(Frisbie Memorial Hosp. Proj.) Series 2006, 0.19%, LOC TD Banknorth, NA, VRDN (c)	$ 11,700	$ 11,700
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.2%, LOC Fannie Mae, VRDN (c)(f)	16,300	16,300
		214,685
New Jersey - 0.7%
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	146,300	147,203
Union County Gen. Oblig. BAN 1.75% 7/1/10	23,500	23,593
		170,796
New Mexico - 1.7%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.23%, LOC Royal Bank of Canada, VRDN (c)(f)	1,000	1,000
Series 2004 A1, 0.23%, LOC Royal Bank of Canada, VRDN (c)(f)	1,450	1,450
Series 2004 A2, 0.23%, LOC Royal Bank of Canada, VRDN (c)(f)	10,000	10,000
Series 2004 A3, 0.23%, LOC Royal Bank of Canada, VRDN (c)(f)	10,000	10,000
Series 2008 A1, 0.23%, LOC Bank of America NA, VRDN (c)(f)	193,000	193,000
Series 2008 A2, 0.23%, LOC Royal Bank of Canada, VRDN (c)(f)	41,000	41,000
Series 2008 A3, 0.23%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	56,275	56,275
Series 2009 A, 0.23%, LOC Royal Bank of Canada, VRDN (c)(f)	4,000	4,000
New Mexico Hosp. Equip. Ln. Council Rev. Participating VRDN:
Series MS 3131, 0.2% (Liquidity Facility Morgan Stanley) (c)(g)	7,000	7,000
Series ROC II R 11788, 0.2% (Liquidity Facility Citibank NA) (c)(g)	9,100	9,100
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (c)	45,500	45,500
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
		388,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - 5.5%
Huntington Union Free School District TAN 1.5% 6/25/10	$ 25,000	$ 25,084
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.19% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 2008 J11, 0.19% (Liquidity Facility KBC Bank NV), VRDN (c)	45,700	45,700
Series 2008 J7, 0.23%, LOC Landesbank Baden-Wuert, VRDN (c)	20,750	20,750
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.22%, LOC RBS Citizens NA, VRDN (c)	45,235	45,235
(The Crest Proj.) Series 2005 A, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (c)	3,900	3,900
(Villa Avenue Apts. Proj.) Series 2006 A, 0.17%, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Morris Ave. Apts. Proj.) Series A, 0.17%, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Related-Upper East Proj.) Series A, 0.31%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	10,000	10,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.22%, LOC Freddie Mac, VRDN (c)(f)	3,000	3,000
(State Renaissance Court Proj.) Series A, 0.17%, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(One Columbus Place Dev. Proj.) Series A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	28,915	28,915
(Rivereast Apts. Proj.) Series A, 0.17%, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(West End Towers Proj.) Series 2004 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Westport Dev. Proj.) Series 2004 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2001 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	58,235	58,235
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series Putters 3156, 0.19% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,280	13,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3200, 0.19% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 7,495	$ 7,495
Series 7, 0.3% 5/3/10, CP	36,100	36,100
Series 8, 0.3% 5/5/10, CP	42,100	42,100
New York City Trust Cultural Resources Rev. (Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.18%, LOC Citibank NA, VRDN (c)	1,200	1,200
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0066, 0.2% (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.18%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
Series 1999 A, 0.18%, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.18%, LOC Fannie Mae, VRDN (c)(f)	37,200	37,200
Series 2001 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	18,125	18,125
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	8,100	8,100
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.18%, LOC Bank of America NA, VRDN (c)	10,000	10,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	4,000	4,000
Series 2002 A, 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	14,700	14,700
(360 West 43rd Street Hsg. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
(455 West 37th Street Hsg. Proj.) Series A, 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	45,000	45,000
(505 West 37th Street Proj.) Series 2009 B, 0.23%, LOC Landesbank Hessen-Thuringen, VRDN (c)	12,200	12,200
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(66 West 38th Street Hsg. Proj.) Series A, 0.18%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.17%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.17%, LOC Freddie Mac, VRDN (c)(f)	$ 18,500	$ 18,500
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.17%, LOC Freddie Mac, VRDN (c)(f)	7,100	7,100
(Chelsea Apts. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	29,330	29,330
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.18%, LOC Freddie Mac, VRDN (c)(f)	8,800	8,800
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.2%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,300	5,300
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.23%, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.23%, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
(South Cove Plaza Proj.) Series A, 0.27%, LOC Freddie Mac, VRDN (c)(f)	12,700	12,700
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.2%, LOC Freddie Mac, VRDN (c)(f)	50,000	50,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.2%, LOC Freddie Mac, VRDN (c)(f)	53,000	53,000
(West 20th Street Proj.) Series A:
0.17%, LOC Fannie Mae, VRDN (c)(f)	28,775	28,775
0.17%, LOC Fannie Mae, VRDN (c)(f)	48,800	48,800
(West 23rd Street Hsg. Proj.):
0.18%, LOC Fannie Mae, VRDN (c)(f)	22,800	22,800
0.18%, LOC Fannie Mae, VRDN (c)(f)	12,900	12,900
(West 33rd Street Hsg. Proj.) Series A, 0.19%, LOC Fannie Mae, VRDN (c)(f)	8,700	8,700
(West 38th Street Hsg. Proj.) Series A, 0.18%, LOC Fannie Mae, VRDN (c)(f)	33,700	33,700
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B4, 0.21%, LOC KBC Bank NV, VRDN (c)	3,245	3,245
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.3% 5/6/10, LOC ABN-AMRO Bank NV, CP	15,000	15,000
Series C, 0.35% 5/4/10, LOC ABN-AMRO Bank NV, CP	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Pwr. Auth. Series 1:
0.3% 5/3/10, CP	$ 15,500	$ 15,500
0.3% 5/3/10, CP	2,130	2,130
		1,292,374
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.25% (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
Non State Specific - 0.1%
Missouri, Indiana and Texas Hsg. Authorities Participating VRDN Series Clipper 05 14, 0.35% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	15,824	15,824
North Carolina - 3.3%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.21%, LOC Bank of America NA, VRDN (c)	14,000	14,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (c)	15,000	15,000
Series 2006 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (c)	37,000	37,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.18%, LOC Bank of America NA, VRDN (c)	21,000	21,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.19%, VRDN (c)(f)	20,000	20,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.2% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	5,930	5,930
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.2%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)	4,900	4,900
Series 2008 B, 0.19%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)	2,950	2,950
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.) Series 2007, 0.19%, LOC Bank of America NA, VRDN (c)	18,000	18,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series GS 08 9TP, 0.23% (Liquidity Facility Wells Fargo & Co.) (c)(g)	14,625	14,625
Series Putters 4640, 0.2% (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,565	15,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
(Duke Energy Corp. Proj.):
Series 2008 A, 0.2%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 22,700	$ 22,700
Series 2008 B, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,000	37,000
(Elon Univ. Proj.) Series 2006, 0.22%, LOC Bank of America NA, VRDN (c)	4,975	4,975
Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (c)(f)	13,325	13,325
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Participating VRDN:
Series Clipper 05 8, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	14,265	14,265
Series Merlots 06 B12, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	32,440	32,440
Series 15 C, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,015	4,015
Series 16C, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,355	16,355
Series 17 C, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,000	20,000
Series 18 C, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,000	20,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.21% (Liquidity Facility Bank of America NA) (c)(g)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.18% (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 11808, 0.2% (Liquidity Facility Citibank NA) (c)(g)	8,000	8,000
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	76,000	76,000
Series 2008 A2, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	72,600	72,600
(Friends Homes, Inc. Proj.) Series 2003, 0.22%, LOC Bank of America NA, VRDN (c)	12,800	12,800
(Univ. Health Systems of Eastern Carolina) Series 2008 A2, 0.22%, LOC Bank of America NA, VRDN (c)	11,170	11,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Wake Forest Univ. Proj.) Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (c)	$ 5,000	$ 5,000
(WakeMed Proj.):
Series 2009 B, 0.18%, LOC Wachovia Bank NA, VRDN (c)	9,400	9,400
Series 2009 C, 0.18%, LOC Wachovia Bank NA, VRDN (c)	16,660	16,660
(Watauga Med. Ctr. Proj.) Series 2005, 0.18%, LOC Wachovia Bank NA, VRDN (c)	16,565	16,565
North Carolina Med. Care Commission Retirement Facilities Rev. (Carolina Village Proj.) Series 2008 B, 0.23%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.22%, LOC Royal Bank of Canada, VRDN (c)(f)	37,200	37,200
Series 2008 3A2, 0.28%, LOC Bank of America NA, VRDN (c)(f)	45,200	45,200
Series 2008 A2, 0.22%, LOC Royal Bank of Canada, VRDN (c)(f)	3,855	3,855
Series 2008-5, 0.27%, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,900	15,900
Orange Wtr. & Swr. Auth. Series 2004 B, 0.2% (Liquidity Facility Bank of America NA), VRDN (c)	2,560	2,560
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)(f)	5,700	5,700
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.35%, LOC Wachovia Bank NA, VRDN (c)(f)	5,700	5,700
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	30,855	30,855
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (c)(f)	3,900	3,900
Wake County Gen. Oblig. Series 2007 A, 0.19% (Liquidity Facility Bank of America NA), VRDN (c)	4,900	4,900
		775,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.3%, LOC Bank of America NA, VRDN (c)(f)	$ 58,000	$ 58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	3,305	3,305
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.21% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	16,645	16,645
Series 2005 A, 0.22% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	19,600	19,600
Series 2008 A, 0.22% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	13,700	13,700
		111,250
Ohio - 3.4%
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.24%, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (c)(f)	66,100	66,100
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (c)(f)	72,800	72,800
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.18%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,115	6,115
Series 2000, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	23,760	23,760
Series 2007 N, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	7,500	7,500
Lancaster Port Auth. Gas Rev. 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (c)	49,830	49,830
Montgomery County Rev. Participating VRDN Series MS 3126X, 0.22% (Liquidity Facility Morgan Stanley) (c)(g)	2,600	2,600
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.3%, VRDN (c)	13,700	13,700
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,000	3,000
(FirstEnergy Corp. Proj.) Series A, 0.22%, LOC Barclays Bank PLC, VRDN (c)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.):
Series 2008 B5:
0.26% tender 5/6/10, CP mode	$ 7,200	$ 7,200
0.37% tender 6/15/10, CP mode	10,000	10,000
Series 2008 B6:
0.26% tender 5/6/10, CP mode	8,600	8,600
0.37% tender 6/15/10, CP mode	8,800	8,800
0.4% tender 3/4/10, CP mode	18,650	18,650
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,800	12,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series Putters 1334, 0.35% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,905	1,905
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.21% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	26,500	26,500
Series 2005 B2, 0.18% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	8,575	8,575
Series 2005 F, 0.18% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	32,000	32,000
Series B, 0.18% (Liquidity Facility Citibank NA), VRDN (c)(f)	29,750	29,750
Series 2007 E, 0.2% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	90,600	90,600
Series H, 0.2% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.8%, LOC RBS Citizens NA, VRDN (c)(f)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.18% (Liquidity Facility Citibank NA), VRDN (c)(f)	7,400	7,400
Series 2006 J, 0.18% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	58,800	58,800
Series 2006 N, 0.18% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	53,405	53,405
Series 2007 J, 0.24% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	31,000	31,000
Series 2008 B, 0.19% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	30,100	30,100
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 0.21%, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,000	30,000
Ohio State Univ. Gen. Receipts Bonds Series B, 0.75% 3/1/10	5,060	5,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.22%, LOC Bank of America NA, VRDN (c)(f)	$ 8,100	$ 8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 0.21%, LOC Barclays Bank PLC, VRDN (c)(f)	7,000	7,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	22,200	22,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.55%, LOC RBS Citizens NA, VRDN (c)	7,900	7,900
		804,780
Oklahoma - 0.8%
Oklahoma City Indl. and Cultural Facilities Trust Edl. Facility Rev. (Oklahoma City Univ. Proj.) Series 2006, 0.2%, LOC Bank of America NA, VRDN (c)	6,685	6,685
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.24%, VRDN (c)(f)	2,500	2,500
Series 2002, 0.24%, VRDN (c)(f)	10,000	10,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	24,069	24,069
Series Putters 1380, 0.35% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	6,770	6,770
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.23%, LOC Bank of America NA, VRDN (c)(f)	117,700	117,700
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,120	10,120
		182,544
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.42% tender 3/8/10, CP mode	12,500	12,500
Series 2003 E:
0.35% tender 7/9/10, CP mode	6,000	6,000
0.35% tender 7/20/10, CP mode	8,000	8,000
0.35% tender 8/6/10, CP mode	8,000	8,000
Series F, 0.28% tender 6/11/10, CP mode	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.31%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	$ 2,540	$ 2,540
Oregon State Dept. of Administrative Svcs. Lottery Rev. Bonds:
Series 2009 A, 2% 4/1/10	13,095	13,111
Series 2009 C, 2% 4/1/10	12,080	12,094
Port of Portland Arpt. Rev. Series Eighteen A, 0.18%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	46,925	46,925
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	13,830	13,918
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	6,170	6,170
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.25%, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.18% (Liquidity Facility Wells Fargo & Co.) (c)(g)	14,465	14,465
		172,123
Pennsylvania - 4.2%
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,500	5,500
Bucks County Indl. Dev. Auth. Rev. Series 2007 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,765	3,765
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	90,550	90,550
Series 1998 A2, 0.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (c)	23,640	23,640
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	15,715	15,715
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.18%, LOC Bank of America NA, VRDN (c)	16,600	16,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.18%, LOC Banco Santander SA, VRDN (c)	$ 8,000	$ 8,000
(White Horse Village Proj.) Series 2006 B, 0.23%, LOC Citizens Bank of Pennsylvania, VRDN (c)	19,400	19,400
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.22%, LOC Wachovia Bank NA, VRDN (c)	8,735	8,735
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.19% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.19% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	7,300	7,300
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 0.41%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Lower Merion School District Series 2009 A, 0.18%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,000	5,000
Montgomery County Indl. Dev. Auth. Rev.:
(Foulkeways at Gwynedd Proj.) Series 2006 B, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,995	12,995
(Haverford School Proj.) Series 2008, 0.2%, LOC Citizens Bank of Pennsylvania, VRDN (c)	32,345	32,345
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.21%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	21,200	21,200
(Shippingport Proj.) Series A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,200	1,200
Series 1997 B1, 0.41%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B4, 0.41%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B8, 0.41%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1997 B9, 0.41%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	200	200
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,800	2,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.2% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	$ 7,900	$ 7,900
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1986 A, 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	3,020	3,020
Pennsylvania Gen. Oblig.:
Bonds Second Series 2006, 5% 3/1/10	5,105	5,105
Participating VRDN:
Series Putters 3350, 0.19% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,045	7,045
Series Putters 3352Z, 0.19% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,200	2,200
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.17%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	60,490	60,490
(Drexel Univ. Proj.) Series B, 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (c)	17,665	17,665
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.17%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	28,595	28,595
(St. Joseph's Univ. Proj.) Series 2008 B, 0.2%, LOC Citizens Bank of Pennsylvania, VRDN (c)	27,500	27,500
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1108, 0.25% (Liquidity Facility Bank of America NA) (c)(f)(g)	6,750	6,750
Series BA 08 1118, 0.25% (Liquidity Facility Bank of America NA) (c)(f)(g)	3,250	3,250
Series Putters 3212, 0.19% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,030	9,030
Series 2002 74A, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2002 75A, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2003 77B, 0.3% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	14,975	14,975
Series 2003 77C, 0.3% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	7,490	7,490
Series 2003 79B, 0.3% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	20,900	20,900
Series 2004 81B, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	8,975	8,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2004 81C, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	$ 54,600	$ 54,600
Series 2004 84D, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,825	1,825
Series 2004 85B, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,800	12,800
Series 2004 86B, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	32,000	32,000
Series 2005 90C, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,400	3,400
Series 2005-89, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,315	2,315
Series 2005-91B, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,900	9,900
Series 2006 92B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	12,600	12,600
Series 2006 93B, 0.22% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	31,225	31,225
Series 2006 94B, 0.21% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	25,165	25,165
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.18%, LOC Wachovia Bank NA, VRDN (c)	42,710	42,710
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B2, 0.18%, LOC Bank of America NA, VRDN (c)	5,900	5,900
Series 2008 B5, 0.2%, LOC Bank of America NA, VRDN (c)	12,800	12,800
Philadelphia Arpt. Rev. Series 2005 C, 0.16%, LOC TD Banknorth, NA, VRDN (c)(f)	21,865	21,865
Philadelphia School District:
Series 2008 A1, 0.18%, LOC Bank of America NA, VRDN (c)	14,800	14,800
Series 2008 B1, 0.18%, LOC Wachovia Bank NA, VRDN (c)	32,800	32,800
Series 2008 B2, 0.18%, LOC Wachovia Bank NA, VRDN (c)	28,200	28,200
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	26,625	26,625
Philadelphia Wtr. & Wastewtr. Rev.:
Series 1997 B, 0.18%, LOC Bank of America NA, VRDN (c)	3,385	3,385
Series 2005 B, 0.18%, LOC Bank of America NA, VRDN (c)	13,650	13,650
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	300	300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.19%, LOC Wachovia Bank NA, VRDN (c)	$ 4,900	$ 4,900
Wilkes Barre Gen. Oblig. Series 2004 B, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,415	2,415
		995,760
Rhode Island - 0.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.21%, LOC RBS Citizens NA, VRDN (c)	3,250	3,250
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		45,250
South Carolina - 2.0%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 0.23% (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (c)	10,575	10,575
Series A, 0.19% (Liquidity Facility Bank of America NA), VRDN (c)	13,000	13,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.26%, VRDN (c)(f)	8,100	8,100
Greenville County School District Bonds Series 2009 A, 1.5% 6/1/10	24,295	24,357
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.18%, LOC Wachovia Bank NA, VRDN (c)	41,900	41,900
Lexington County and Richland County School District #5 Bonds Series 2009 A, 2% 3/1/10	18,740	18,740
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	103,915	104,051
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.2% (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,125	2,125
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 D, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.: - continued
(Palmetto Health Proj.):
Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (c)	$ 13,000	$ 13,000
Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (c)	32,665	32,665
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.35%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	1,000	1,000
(Carolina Piedmont Foundation Proj.) 0.25%, LOC Bank of America NA, VRDN (c)	5,530	5,530
(Giant Cement Holding, Inc. Proj.) 0.25%, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Keys Printing Co. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	200	200
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.32%, LOC Wachovia Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)(f)	12,400	12,400
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series ROC II R 11426, 0.21% (Liquidity Facility Citibank NA) (c)(g)	33,000	33,000
Series ROC II R 11528, 0.2% (Liquidity Facility Citibank NA) (c)(g)	17,820	17,820
0.19% 3/10/10, CP	14,760	14,760
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.19%, LOC Bank of America NA, VRDN (c)	22,320	22,320
Series 2003 B2, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	38,800	38,800
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.9% tender 3/1/10, CP mode	20,850	20,850
		470,198
South Dakota - 0.2%
South Dakota Conservancy District Rev. BAN 2% 9/10/10	27,500	27,705
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.29%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
(Homeownership Mtg. Proj.) Series 2003 F, 0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,000	10,000
		44,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.3%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 4,500	$ 4,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.3%, LOC Bank of America NA, VRDN (c)(f)	17,000	17,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.22%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Series 2008 B, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)	4,000	4,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.3%, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.21%, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.24%, LOC Bank of America NA, VRDN (c)	32,740	32,740
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,500	13,500
Shelby County Gen. Oblig.:
Series 2004 B, 0.21% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	1,400	1,400
Series 2006 C, 0.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	13,085	13,085
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.):
Series 2007 B, 0.2%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Series A, 0.2%, LOC Bank of America NA, VRDN (c)	36,125	36,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	$ 20,575	$ 20,575
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.34%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		304,400
Texas - 11.0%
Austin Util. Sys. Rev. Series A:
0.4% 3/11/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	36,900	36,900
0.4% 3/12/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	38,000	38,000
0.5% 3/4/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,400	13,400
0.5% 3/4/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,010	13,010
0.6% 3/5/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,655	13,655
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.22% (Liquidity Facility Deutsche Postbank AG) (c)(g)	19,010	19,010
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.22%, LOC Citibank NA, VRDN (c)(f)	96,400	96,400
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.22%, LOC Citibank NA, VRDN (c)(f)	16,300	16,300
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.44%, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	20,000	20,000
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.28%, LOC Bank of America NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.28%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.22%, LOC Bank of America NA, VRDN (c)(f)	29,300	29,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.28%, LOC Bank of America NA, VRDN (c)(f)	$ 25,000	$ 25,000
0.28%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	47,300	47,300
Series 2008, 0.28%, LOC Bank of America NA, VRDN (c)(f)	20,000	20,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
Comal Independent School District Participating VRDN Series Merlots K10, 0.18% (Liquidity Facility Wachovia Bank NA) (c)(g)	12,870	12,870
Cypress-Fairbanks Independent School District:
Participating VRDN Series DB 597, 0.23% (Liquidity Facility Deutsche Bank AG) (c)(g)	7,490	7,490
TAN Series 2009, 1.5% 6/24/10	36,000	36,118
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.18% (Liquidity Facility Wells Fargo & Co.) (c)(g)	13,775	13,775
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	7,480	7,480
Dallas Wtr. & Swr. Sys. Rev.:
Series B, 0.23% 3/2/10 (Liquidity Facility Bank of America NA), CP	4,291	4,291
Series C, 0.27% 6/4/10, CP	10,000	10,000
0.27% 6/3/10, CP	10,000	10,000
Denton Independent School District Participating VRDN Series Putters 2603, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,385	7,385
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 0.47%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.2% (Liquidity Facility Societe Generale) (c)(g)	4,000	4,000
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,940	19,940
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	$ 35,200	$ 35,200
Series 1993 B:
0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 A, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	46,700	46,700
Series 1995 B, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	26,000	26,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.35%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
Series 2004, 0.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	15,000	15,000
Series 2005, 0.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	19,000	19,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	23,700	23,700
Harlandale Independent School District Participating VRDN Series SGA 100, 0.21% (Liquidity Facility Societe Generale) (c)(g)	7,480	7,480
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 D1, 0.18%, LOC JPMorgan Chase Bank, VRDN (c)	8,500	8,500
Series 2008 D3, 0.21%, LOC Compass Bank, VRDN (c)	22,750	22,750
(YMCA of the Greater Houston Area Proj.) Series 2008 D, 0.2%, LOC Compass Bank, VRDN (c)	25,000	25,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.21%, LOC Compass Bank, VRDN (c)	8,145	8,145
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 0.23% (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,360	8,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 A, 0.38%, LOC Compass Bank, VRDN (c)	$ 26,200	$ 26,200
Series 2008 C, 0.2%, LOC Commerzbank AG, VRDN (c)	19,100	19,100
Harris County Health Facilities Dev. Corp. Rev. (Seven Acres Jewish Sr. Care Svcs. Proj.) Series 2004, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	18,210	18,210
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.24%, LOC Fannie Mae, VRDN (c)(f)	6,715	6,715
(Louetta Village Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	6,895	6,895
(Primrose Aldine Bender Apt. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(Primrose at Bammel Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	8,480	8,480
(Quail Chase Apts. Proj.) Series 1999, 0.32%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	12,850	12,850
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.23%, LOC Citibank NA, VRDN (c)(f)	9,700	9,700
(Little Nell Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	13,100	13,100
(Mayfair Park Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,100	3,100
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11133, 0.21% (Liquidity Facility Citibank NA) (c)(g)	15,190	15,190
Series ROC II R 11411, 0.21% (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.23% (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series Solar 06 70, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	22,315	22,315
Series 2004 B1, 0.18%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (c)	78,250	78,250
Series 2008 A1, 0.19%, LOC Bank of America NA, VRDN (c)	48,500	48,500
Series B1, 0.27% 3/3/10, LOC JPMorgan Chase Bank, CP	10,750	10,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series B2, 0.25% 3/2/10, LOC Wells Fargo Bank NA, San Francisco, CP	$ 8,000	$ 8,000
Humble Independent School District Participating VRDN Series Solar 06 20, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,500	14,500
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.26%, VRDN (c)(f)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.23% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,180	3,180
Lower Colorado River Auth. Rev. Series A, 0.15% 3/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129, 0.21% (Liquidity Facility Societe Generale) (c)(g)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.5%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (c)(f)	42,000	42,000
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.22%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
North East Texas Independent School District Participating VRDN Series DCL 08 002, 0.3% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	11,370	11,370
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.2%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.2%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	5,500	5,500
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.29%, VRDN (c)(f)	94,790	94,790
0.34%, VRDN (c)(f)	13,000	13,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.26%, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.): - continued
0.26%, LOC Cr. Suisse Group, VRDN (c)(f)	$ 50,000	$ 50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.21% (Liquidity Facility Societe Generale) (c)(g)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.23% (Liquidity Facility Deutsche Bank AG) (c)(g)	8,245	8,245
San Antonio Elec. & Gas Sys. Rev.:
Bonds 3.625%, tender 12/1/10 (c)	11,500	11,761
Participating VRDN:
Series MS 3064, 0.2% (Liquidity Facility Morgan Stanley) (c)(g)	7,000	7,000
Series Putters 3560, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,260	9,260
Series 2003, 0.23% (Liquidity Facility Bank of America NA), VRDN (c)	675	675
Series A:
0.27% 3/4/10, CP	5,340	5,340
0.28% 4/6/10, CP	50,350	50,350
0.29% 3/4/10, CP	8,700	8,700
San Antonio Gen. Oblig. Series A, 0.2% 3/11/10, LOC Bank of America NA, CP	12,250	12,250
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.35%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	3,250	3,250
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 5 Class A, 0.2% (Liquidity Facility Citibank NA) (c)(g)	36,000	36,000
Series SG 02 159, 0.23% (Liquidity Facility Societe Generale) (c)(g)	22,500	22,500
Series 2001 A:
0.2% 3/2/10, CP	10,000	10,000
0.27% 4/13/10, CP	20,000	20,000
0.28% 4/6/10, CP	39,933	39,933
0.3% 4/9/10, CP	30,000	30,000
Spring Independent School District Participating VRDN Series DB 603, 0.23% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,795	3,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	$ 96,200	$ 96,200
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.24%, LOC Compass Bank, VRDN (c)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, 0.2%, LOC Bank of America NA, VRDN (c)	17,675	17,675
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.):
Series 2010 B, 0.16%, VRDN (c)	18,900	18,900
Series 2010 C, 0.18%, VRDN (c)	12,000	12,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
(Chisholm Trail Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
(Pinnacle Apts. Proj.) 0.22%, LOC Fannie Mae, VRDN (c)(f)	7,165	7,165
(Post Oak East Apts. Proj.) Series A, 0.24%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(Residences at Sunset Pointe Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.25%, LOC Fannie Mae, VRDN (c)(f)	7,150	7,150
(Windshire Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.25% (Liquidity Facility Bank of America NA) (c)(f)(g)	3,230	3,230
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.25% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,120	12,120
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) Series 2004:
0.4%, tender 3/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
0.4%, tender 3/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
0.4%, tender 3/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
0.4%, tender 3/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
0.4%, tender 3/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series DB 448, 0.26% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	$ 3,365	$ 3,365
Series Putters 3478, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,325	11,325
Series Putters 3532, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,845	7,845
Series ROC II R 11087, 0.25% (Liquidity Facility Citibank NA) (c)(f)(g)	15,680	15,680
(Veterans Land Proj.) Series A, 0.16%, VRDN (c)(f)	25,180	25,180
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.21%, VRDN (c)(f)	7,100	7,100
0.21%, VRDN (c)(f)	11,650	11,650
Fund II Series 2005 B, 0.22% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	41,720	41,720
Fund II Series 2007 A, 0.22% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	15,200	15,200
TRAN Series 2009, 2.5% 8/31/10	75,000	75,759
Texas Pub. Fin. Auth. Rev. Series 2008, 0.3% 4/9/10, CP	8,450	8,450
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	4,985	4,985
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.19% 3/10/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,200	7,200
0.27% 4/6/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,500	10,500
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.43%, LOC Compass Bank, VRDN (c)	4,780	4,780
		2,570,267
Utah - 2.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.2%, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,028
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18%, LOC Wells Fargo Bank NA, VRDN (c)	22,000	22,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 4/9/10 (Liquidity Facility Bank of Nova Scotia), CP	$ 45,150	$ 45,150
Series 1997 B2, 0.32% 6/7/10 (Liquidity Facility Bank of Nova Scotia), CP	26,200	26,200
Series 1997 B3:
0.23% 3/12/10 (Liquidity Facility JPMorgan Chase Bank), CP	8,000	8,000
0.25% 4/6/10 (Liquidity Facility JPMorgan Chase Bank), CP	28,500	28,500
Series 1998 B4:
0.23% 3/3/10 (Liquidity Facility JPMorgan Chase Bank), CP	23,500	23,500
0.33% 3/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
0.33% 3/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	63,015	63,015
Salt Lake City Sales Tax Rev. 0.21% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,915	8,915
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)(f)	57,400	57,400
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.23%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,115	7,115
Series 2002 B, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,375	10,375
Series 2002 D, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,740	6,740
Series 2003 B, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,740	10,740
Series 2003 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,185	8,185
Series 2003 E, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,810	8,810
Series 2003 F, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,360	6,360
Series 2003 G, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,060	6,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2004 G, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 15,190	$ 15,190
Series 2005 D, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,715	16,715
Series 2005 E, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,940	4,940
Series 2005 H, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,170	9,170
Series 2006 F, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,000	2,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series DCL 021, 0.3% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	22,740	22,740
Series Putters 3642, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,600	2,600
		489,833
Vermont - 0.0%
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.3%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	9,600	9,600
Virginia - 2.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	19,585	19,585
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.55%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,300	14,300
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 C, 0.2%, LOC Nat'l. Australia Bank Ltd., VRDN (c)(f)	70,000	70,000
Series 2008 D, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	58,000	58,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (c)	7,250	7,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.2% (Liquidity Facility Bank of America NA), VRDN (c)	$ 1,500	$ 1,500
Fairfax County Indl. Dev. Auth.:
Bonds (Inova Health Sys. Proj.) 0.32%, tender 10/4/10 (b)(c)	18,000	18,000
Participating VRDN Series Putters 3590, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,495	9,495
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.4% tender 3/4/10, CP mode (f)	13,200	13,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.27%, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)	23,625	23,625
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 B, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	8,250	8,250
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2009 A, 0.23%, tender 5/5/10 (c)	9,000	9,000
Series 2010 B, 0.32%, tender 9/29/10 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.24%, LOC Landesbank Baden-Wuert, VRDN (c)	10,740	10,740
Series 2008 D2, 0.17%, LOC Bank of America NA, VRDN (c)	4,400	4,400
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.35% tender 3/4/10, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	5,890	5,890
Series 2001, 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	6,000	6,000
Series 2006, 0.25%, LOC Wachovia Bank NA, VRDN (c)(f)	6,400	6,400
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.21% (Liquidity Facility Citibank NA) (c)(g)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.23%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds (Univ. of Richmond Proj.) Series 2009 A, 0.8%, tender 3/1/11 (c)	$ 10,500	$ 10,500
Participating VRDN Series Putters 3276, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	4,055	4,055
Virginia Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	11,385	11,385
Series Merlots 06 C3, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.25% (Liquidity Facility Bank of America NA) (c)(f)(g)	36,960	36,960
Series BA 1047, 0.25% (Liquidity Facility Bank of America NA) (c)(f)(g)	22,080	22,080
Series Merlots 06 07, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,785	3,785
Series Merlots 06 B18, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	20,865	20,865
Series Merlots 06 B21, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	8,285	8,285
Series Merlots 07 C42, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	6,340	6,340
Series Merlots B20, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	6,285	6,285
Series Putters 2904Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,995	10,995
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,985	2,985
Series PT 4634, 0.2% (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,975	11,975
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.19%, LOC Bank of America NA, VRDN (c)	18,000	18,000
		566,812
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 8,280	$ 8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 0.25% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	27,055	27,055
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2003 A, 5.5% 7/1/10	4,180	4,249
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.3%, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig. Participating VRDN Series DB 598, 0.23% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,525	3,525
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.3%, LOC Bank of America NA, VRDN (c)(f)	11,330	11,330
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.22%, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Gen. Oblig.:
Participating VRDN Series Floaters 2993, 0.23% (Liquidity Facility Morgan Stanley) (c)(f)(g)	10,000	10,000
Series 2002 B2:
0.37% 3/1/10, LOC Bayerische Landesbank Girozentrale, CP (f)	9,000	9,000
0.37% 3/1/10, LOC Bayerische Landesbank Girozentrale, CP (f)	1,865	1,865
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,470	7,470
Series Putters 2553Z, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,135	5,135
Series 1997, 0.21%, LOC Fortis Banque SA, VRDN (c)(f)	17,500	17,500
Series 2001 B1, 0.37% 5/4/10, LOC Bank of America NA, CP (f)	21,265	21,265
Series 2005, 0.28%, LOC Fortis Banque SA, VRDN (c)(f)	21,800	21,800
Series 2008, 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	190,715	190,715
Seattle Wtr. Sys. Rev. Participating VRDN:
Series MS 06 2170, 0.19% (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Series ROC II R 11144, 0.2% (Liquidity Facility Citibank NA) (c)(g)	11,740	11,740
Snohomish County Pub. Util. District #1 Elec. Rev.:
Bonds Series 2009 A, 2% 5/26/10	30,400	30,503
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County Pub. Util. District #1 Elec. Rev.: - continued
RAN Series 2009 B, 2% 8/5/10	$ 11,000	$ 11,072
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.5%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev.:
(Mount Ainstar Resort Proj.) Series 2003 C, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	17,895	17,895
(Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18%, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
0.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	9,000	9,000
Series E, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	20,000	20,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.23% (Liquidity Facility Deutsche Bank AG) (c)(g)	4,885	4,885
Series DB 606, 0.23% (Liquidity Facility Deutsche Bank AG) (c)(g)	6,110	6,110
Series Putters 3501Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.2% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Solar 06 13, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	33,860	33,860
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series Solar 07 66, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,775	19,775
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (c)	10,700	10,700
Series 2008 B, 0.19%, LOC Bank of America NA, VRDN (c)	34,705	34,705
Washington Hsg. Fin. Commission Participating VRDN Series BC 10 10W, 0.2% (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	9,845	9,845
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.22%, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 4,550	$ 4,550
(Crestview Apts. Proj.) 0.22%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.23%, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.25%, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 0.25%, LOC Bank of America NA, VRDN (c)(f)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.25%, LOC Bank of America NA, VRDN (c)(f)	11,880	11,880
(Silver Creek Apts. Proj.) Series A, 0.24%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.23%, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.19%, LOC Bank of America NA, VRDN (c)	43,250	43,250
Washington Hsg. Fin. Commission Nonprofit Rev. (Judson Park Proj.) Series 2007, 0.18%, LOC Banco Santander SA, VRDN (c)	7,500	7,500
		929,284
West Virginia - 1.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.4% tender 3/4/10, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.21%, LOC Deutsche Bank AG, VRDN (c)(f)	8,430	8,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.): - continued
Series 1990 B, 0.21%, LOC Deutsche Bank AG, VRDN (c)(f)	$ 9,700	$ 9,700
Series 1990 C, 0.21%, LOC Deutsche Bank AG, VRDN (c)(f)	800	800
Series 1990 D, 0.21%, LOC Deutsche Bank AG, VRDN (c)(f)	9,700	9,700
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.16%, LOC Royal Bank of Scotland PLC, VRDN (c)	13,330	13,330
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.23%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.21%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	65,000	65,000
(Ohio Pwr. Co. -Sporn Proj.) Series 2008 C, 0.18%, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.18%, LOC Branch Banking & Trust Co., VRDN (c)	1,080	1,080
		240,860
Wisconsin - 0.6%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	140	140
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,605	1,605
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 0.5%, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,080	1,080
Wisconsin Gen. Oblig.:
Participating VRDN:
Series Putters 2774, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	2,175	2,175
Series Solar 07 4, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	24,275	24,275
Series 2006 A, 0.25% 4/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Gundersen Lutheran Proj.):
Series 2009 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Gundersen Lutheran Proj.):
Series 2009 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	$ 13,000	$ 13,000
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.18%, LOC JPMorgan Chase Bank, VRDN (c)	6,650	6,650
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,420	7,420
Series 2008 A, 0.2% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,785	10,785
Wisconsin Trans. Rev.:
Series 1997 A:
0.28% 4/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
0.3% 3/12/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,499	14,499
Series 2006 A, 0.25% 4/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		145,278
Wyoming - 0.2%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	5,000	5,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2003-4, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-3, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2005-4, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2006-2, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2008-2, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		44,000
Municipal Securities - continued
	Shares	Value (000s)
Other - 11.0%
Fidelity Municipal Cash Central Fund, 0.19% (d)(e)	2,573,196,134	$ 2,573,196
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $23,497,264)		23,497,264
NET OTHER ASSETS - (0.2)%		(38,018)
NET ASSETS - 100%		$ 23,459,246
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,045,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,000,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.27%, tender 6/3/10	1/11/10	$ 9,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2,250
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,924,068)	$ 20,924,068
Fidelity Central Funds (cost $2,573,196)	2,573,196
Total Investments (cost $23,497,264)		$ 23,497,264
Cash		1,855
Receivable for fund shares sold		287,648
Interest receivable		24,756
Distributions receivable from Fidelity Central Funds		377
Prepaid expenses		57
Other receivables		78
Total assets		23,812,035

Liabilities
Payable for investments purchased Regular delivery	$ 29,926
Delayed delivery	25,708
Payable for fund shares redeemed	288,974
Distributions payable	2
Accrued management fee	4,831
Other affiliated payables	3,197
Other payables and accrued expenses	151
Total liabilities		352,789

Net Assets		$ 23,459,246
Net Assets consist of:
Paid in capital		$ 23,458,888
Undistributed net investment income		125
Accumulated undistributed net realized gain (loss) on investments		233
Net Assets, for 23,454,098 shares outstanding		$ 23,459,246
Net Asset Value, offering price and redemption price per share ($23,459,246 ÷ 23,454,098 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 41,253
Income from Fidelity Central Funds		2,250
Total income		43,503

Expenses
Management fee	$ 31,765
Transfer agent fees	17,817
Accounting fees and expenses	694
Custodian fees and expenses	176
Independent trustees' compensation	42
Registration fees	275
Audit	48
Legal	63
Miscellaneous	852
Total expenses before reductions	51,732
Expense reductions	(9,979)	41,753
Net investment income		1,750
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		401
Net increase in net assets resulting from operations		$ 2,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,750	$ 194,803
Net realized gain (loss)	401	55
Net increase in net assets resulting from operations	2,151	194,858
Distributions to shareholders from net investment income	(1,625)	(194,925)
Distributions to shareholders from net realized gain	(237)	(513)
Total distributions	(1,862)	(195,438)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	39,852,978	95,010,908
Reinvestment of distributions	1,843	191,013
Cost of shares redeemed	(40,925,829)	(94,370,914)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,071,008)	831,007
Total increase (decrease) in net assets	(1,070,719)	830,427

Net Assets
Beginning of period	24,529,965	23,699,538
End of period (including undistributed net investment income of $125 and $0, respectively)	$ 23,459,246	$ 24,529,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-F	.008	.024	.033	.028	.016
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	.008	.024	.033	.028	.016
Distributions from net investment income	-F	(.008)	(.024)	(.033)	(.028)	(.016)
Distributions from net realized gain	-F	-F	-F	-	-	-
Total distributions	-F	(.008)	(.024)	(.033)	(.028)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%	.77%	2.39%	3.33%	2.85%	1.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%A	.47%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.35%A	.47%	.43%	.43%	.44%	.45%
Expenses net of all reductions	.35%A	.46%	.34%	.31%	.33%	.38%
Net investment income	.01%A	.76%	2.32%	3.29%	2.81%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 23,459	$ 24,530	$ 23,700	$ 18,677	$ 17,022	$ 16,498

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax cost	$ 23,497,264

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $9,976.

In addition, through an arrangement with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MMM-USAN-0410
1.790940.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010